UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2012

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods ended March 31, 2012 among 585, 493, and 304 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA

To Our Shareholders

For the six months ended March 31, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 23.6% compared with a 29.8% increase in the Russell 2000 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (10/22/91)
Class AAA (GABSX)	23.55%	(0.15)%	4.53%	9.09%	12.76%
Russell 2000 Index.	29.83	(0.18)	2.13	6.45	9.12	(f)
Class A (GCASX)	23.56	(0.15)	4.53	9.09	12.76
With sales charge (c)	16.45	(5.89)	3.30	8.45	12.44
Class B (GCBSX)	23.07	(0.93)	3.73	8.42	12.42
With contingent deferred sales charge (d)	18.07	(5.88)	3.38	8.42	12.42
Class C (GCCSX)	23.09	(0.90)	3.76	8.43	12.43
With contingent deferred sales charge (e)	22.09	(1.89)	3.76	8.43	12.43
Class I (GACIX)	23.70	0.10	4.75	9.21	12.82

In the current prospectus, dated January 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.42%, 1.42%, 2.17%, 2.17%, and 1.17%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares, and Class C Shares would have been lower and for Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)   The Fund’s fiscal year ends September 30.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)   Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.

(e)   Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(f)    Russell 2000 Index since inception performance is as of October 31, 1991.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2011 through March 31, 2012

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,235.50	1.42%	$7.98
Class A	$1,000.00	$1,235.60	1.42%	$7.98
Class B	$1,000.00	$1,230.70	2.17%	$12.17
Class C	$1,000.00	$1,230.90	2.17%	$12.17
Class I	$1,000.00	$1,237.00	1.17%	$6.58
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.42%	$7.20
Class A	$1,000.00	$1,018.00	1.42%	$7.20
Class B	$1,000.00	$1,014.23	2.17%	$10.99
Class C	$1,000.00	$1,014.23	2.17%	$10.99
Class I	$1,000.00	$1,019.25	1.17%	$5.94

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2012:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	9.3%
Food and Beverage	7.8%
Diversified Industrial	7.3%
Automotive: Parts and Accessories	6.4%
Energy and Utilities	6.2%
Retail	5.9%
Health Care	5.8%
Financial Services	5.4%
Business Services	5.1%
U.S. Government Obligations	4.9%
Specialty Chemicals	4.2%
Aviation: Parts and Services	3.6%
Building and Construction	3.1%
Hotels and Gaming	2.8%
Computer Software and Services	2.0%
Consumer Products	2.0%
Electronics	1.7%
Telecommunications	1.6%
Entertainment	1.6%
Machinery	1.5%
Cable	1.5%
Real Estate	1.4%
Communications Equipment	1.3%

Consumer Services	1.2%
Publishing	1.1%
Metals and Mining	1.0%
Transportation	1.0%
Broadcasting	0.8%
Environmental Services	0.5%
Commercial Services	0.4%
Educational Services	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Automotive	0.2%
Closed-End Funds	0.2%
Home Furnishings	0.2%
Agriculture	0.2%
Wireless Communications	0.1%
Paper and Forest Products	0.1%
Closed-End Business Development Company	0.1%
Aerospace	0.0%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS —94.9%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$430,623	$799,500
15,000	Exelis Inc.	135,825	187,800

		566,448	987,300

	Agriculture — 0.2%
160,000	Black Earth Farming Ltd., SDR†	492,870	314,399
12,000	Cadiz Inc.†	93,950	110,400
198,000	Ceres Inc.†	2,574,000	3,166,020
3,500	The Mosaic Co.	74,541	193,515

		3,235,361	3,784,334

	Automotive — 0.2%
120,000	Navistar International Corp.†	4,061,658	4,854,000
12,000	PACCAR Inc.	471,506	561,960

		4,533,164	5,415,960

	Automotive: Parts and Accessories — 6.3%
155,000	BorgWarner Inc.†	1,761,849	13,072,700
880,000	Brembo SpA	10,272,682	10,081,756
90,022	China Automotive Systems Inc.†	463,870	615,750
1,000,015	Dana Holding Corp.	7,045,474	15,500,233
515,000	Federal-Mogul Corp.†	8,386,505	8,863,150
372,303	Midas Inc.†	5,069,930	4,274,038
699,887	Modine Manufacturing Co.†	9,808,999	6,180,002
22,500	Monro Muffler Brake Inc.	152,114	933,525
457,000	O’Reilly Automotive Inc.†	12,479,644	41,746,950
33,000	Puradyn Filter Technologies Inc.†	9,902	4,620
202,000	SORL Auto Parts Inc.†	1,201,136	656,500
80,375	Spartan Motors Inc.	388,580	425,184
320,000	Standard Motor Products Inc.	3,133,025	5,676,800
201,000	Strattec Security Corp.(a)	4,224,538	4,703,400
330,000	Superior Industries International Inc.	5,403,807	6,448,200
520,500	Tenneco Inc.†	5,193,310	19,336,575
340,061	The Pep Boys - Manny, Moe & Jack	3,983,107	5,073,710
27,000	Thor Industries Inc.	250,194	852,120
70,000	Wonder Auto Technology Inc.†	381,513	59,500

		79,610,179	144,504,713

	Aviation: Parts and Services — 3.6%
25,000	AAR Corp.	302,990	456,250
10,000	Astronics Corp.†	35,665	349,600
3,750	Astronics Corp., Cl. B†	13,325	142,331
5,000	Barnes Group Inc.	43,000	131,550
5,000,000	BBA Aviation plc	13,331,465	17,114,522
520,000	Curtiss-Wright Corp.	14,888,024	19,245,200

Shares		Cost	Market Value

46,020	Ducommun Inc.†	$890,448	$547,638
1,225,095	GenCorp Inc.†	7,763,715	8,698,175
828,000	Kaman Corp.	14,844,013	28,110,600
89,000	Moog Inc., Cl. A†	726,840	3,817,210
16,100	Moog Inc., Cl. B†	464,818	692,300
68,000	Woodward Inc.	1,052,020	2,912,440

		54,356,323	82,217,816

	Broadcasting — 0.8%
520,836	Acme Communications Inc.	976,405	432,294
200,000	Beasley Broadcast Group Inc., Cl. A†	1,170,560	860,000
23,300	Cogeco Inc.	592,837	1,267,023
267,000	Crown Media Holdings Inc., Cl. A†	1,395,156	424,530
2,433	Granite Broadcasting Corp.†(b)	822,771	0
320,000	Gray Television Inc.†	1,006,416	604,800
43,000	Gray Television Inc., Cl. A†	89,142	70,950
99,000	Liberty Media Corp. - Liberty Capital, Cl. A†	2,023,423	8,726,850
14,000	Pandora Media Inc.†	208,144	142,940
551,600	Salem Communications Corp., Cl. A	2,279,577	2,598,036
175,000	Sinclair Broadcast Group Inc., Cl. A	1,392,064	1,935,500
450,000	Sirius XM Radio Inc.†	230,879	1,039,500

		12,187,374	18,102,423

	Building and Construction — 3.1%
270,000	Beazer Homes USA Inc.†	1,042,623	877,500
295,000	D.R. Horton Inc.	3,487,620	4,475,150
450,000	Hovnanian Enterprises Inc., Cl. A†	1,229,366	1,102,500
200,000	KB Home	2,123,861	1,780,000
380,000	Layne Christensen Co.†	10,138,193	8,455,000
485,000	Lennar Corp., Cl. A	8,344,277	13,182,300
40,000	Lennar Corp., Cl. B	727,847	894,000
530,000	Louisiana-Pacific Corp.†	4,466,376	4,955,500
170,000	MDC Holdings Inc.	4,403,790	4,384,300
170,000	Meritage Homes Corp.†	3,841,958	4,600,200
11,500	Nortek Inc.†	418,573	505,885
2,800	NVR Inc.†	1,980,556	2,033,724
345,000	Pulte Group Inc.†	2,447,273	3,053,250
200,000	Standard Pacific Corp.†	771,232	892,000
143,015	Texas Industries Inc.	4,697,629	5,006,955
255,000	The Ryland Group Inc.	4,167,256	4,916,400
385,000	Toll Brothers Inc.†	7,559,816	9,236,150

		61,848,246	70,350,814

	Business Services — 4.9%
78,500	AboveNet Inc.†	3,792,439	6,499,800
40,000	ACCO Brands Corp.†	383,433	496,400

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
100,033	Arbitron Inc.	$2,786,256	$3,699,220
115,000	Ascent Capital Group Inc., Cl. A†	2,922,487	5,438,350
453,006	Clear Channel Outdoor Holdings Inc., Cl. A†	1,766,714	3,614,988
432,000	Diebold Inc.	14,586,954	16,640,640
550,000	Edgewater Technology Inc.†	2,709,394	2,156,000
380,000	Furmanite Corp.†	1,479,692	2,439,600
119,000	GP Strategies Corp.†	989,841	2,082,500
35,589	GSE Systems Inc.†	138,667	85,058
560,000	Intermec Inc.†	9,068,414	4,328,800
290,005	Internap Network Services Corp.†	1,952,339	2,128,637
25,000	Lamar Advertising Co., Cl. A†	215,753	810,250
16,500	Landauer Inc.	425,722	874,830
1,135,000	Live Nation Entertainment Inc.†	11,640,533	10,669,000
200,000	Macquarie Infrastructure Co. LLC	3,051,288	6,598,000
4,000	MDC Partners Inc., Cl. A	12,360	44,480
120,000	Sohgo Security Services Co. Ltd.	1,459,559	1,423,704
160,000	Stamps.com Inc.†	1,255,182	4,460,800
390,007	The Brink’s Co.	9,632,565	9,309,467
1,940,000	The Interpublic Group of Companies Inc.	13,568,760	22,135,400
33,050	TransAct Technologies Inc.†	168,459	259,442
80,000	Trans-Lux Corp.†	190,635	49,600
60,000	United Rentals Inc.†	380,572	2,573,400
100,000	ValueClick Inc.†	1,397,867	1,974,000

		85,975,885	110,792,366

	Cable — 1.5%
230,000	Adelphia Communications Corp., Cl. A†(b)	29,650	0
230,000	Adelphia Communications Corp., Cl. A, Escrow†(b)	0	0
230,000	Adelphia Recovery Trust†	0	161
183,000	AMC Networks Inc., Cl. A†	2,124,059	8,167,290
500,000	Cablevision Systems Corp., Cl. A	115,089	7,340,000
10,000	Cogeco Cable Inc.	340,851	524,738
235,000	DIRECTV, Cl. A†	5,837,622	11,594,900
50,000	DISH Network Corp., Cl. A	968,420	1,646,500
40,000	EchoStar Corp., Cl. A†	780,129	1,125,600
9,329	Liberty Global Inc., Cl. A†	249,972	467,196
9,329	Liberty Global Inc., Cl. C†	240,169	446,766
470,324	LIN TV Corp., Cl. A†	2,887,422	1,904,812

Shares		Cost	Market Value

40,000	Outdoor Channel Holdings Inc.	$312,013	$292,400

		13,885,396	33,510,363

	Closed-End Business Development Company — 0.1%
115,000	MVC Capital Inc.	1,305,912	1,509,950

	Closed-End Funds — 0.2%
102,318	The Central Europe and Russia Fund Inc.	3,038,699	3,583,176
38,000	The European Equity Fund Inc.	392,789	257,640
56,126	The New Germany Fund Inc.	665,815	846,380

		4,097,303	4,687,196

	Commercial Services — 0.4%
140,000	Garda World Security Corp., Cl. A†	1,302,058	1,271,643
275,000	Loomis AB, Cl. B	2,925,762	3,928,096
102,000	McGrath Rentcorp.	2,744,764	3,275,220
744,300	Swisher Hygiene Inc.†	541,999	1,820,735

		7,514,583	10,295,694

	Communications Equipment — 1.3%
140,000	Communications Systems Inc.	1,011,205	1,838,200
90,000	Sycamore Networks Inc.†	1,575,877	1,596,600
350,012	Thomas & Betts Corp.†	9,042,980	25,169,363

		11,630,062	28,604,163

	Computer Software and Services — 2.0%
160,000	Activision Blizzard Inc.	1,920,637	2,051,200
35,000	AOL Inc.†	746,309	663,950
285,000	EarthLink Inc.	2,272,932	2,277,150
94,000	Electronic Arts Inc.†	2,142,462	1,549,120
130,000	Emulex Corp.†	1,288,542	1,349,400
290,000	FalconStor Software Inc.†	1,420,907	1,084,600
420,000	Global Sources Ltd.†	3,192,165	2,587,200
21,068	Guidance Software Inc.†	143,132	232,801
40,030	InterXion Holding NV†	564,837	718,538
6,000	KIT Digital Inc.†	68,146	43,200
60,000	Mentor Graphics Corp.†	720,436	891,600
32,000	Mercury Computer Systems Inc.†	603,533	424,000
20,187	MKS Instruments Inc.	367,981	596,122
475,000	NCR Corp.†	5,495,096	10,312,250
75,000	Quantum Corp.†	243,845	196,500
100,000	Rockwell Automation Inc.	2,731,906	7,970,000
41,000	Stratasys Inc.†	1,537,008	1,497,320
300,000	Tyler Technologies Inc.†	1,318,766	11,523,000

		26,778,640	45,967,951

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products — 2.0%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	$1,228,113	$818,100
16,000	Adams Golf Inc.†	100,601	171,680
50,000	Brunswick Corp.	838,458	1,287,500
33,500	Chofu Seisakusho Co. Ltd.	484,644	779,926
60,000	Church & Dwight Co. Inc.	303,669	2,951,400
12,000	Elizabeth Arden Inc.†	419,418	419,760
2,000	Harley-Davidson Inc.	4,712	98,160
25,012	Harman International Industries Inc.	1,083,712	1,170,812
382,704	Marine Products Corp.	684,802	2,277,089
14,000	National Presto Industries Inc.	431,294	1,062,040
450,000	Sally Beauty Holdings Inc.†	2,994,212	11,160,000
830,994	Schiff Nutrition International Inc.†	2,491,160	10,212,916
4,000	SodaStream International Ltd.†	151,521	134,720
6,907	Steven Madden Ltd.†	37,265	295,274
235,000	Stewart Enterprises Inc., Cl. A	1,311,459	1,426,450
150,000	Swedish Match AB	2,992,162	5,972,067
87,425	Syratech Corp.†	17,426	61
24,000	The Scotts Miracle-Gro Co., Cl. A	710,286	1,299,840
22,000	WD-40 Co.	606,916	997,700
60,000	Wolverine World Wide Inc.	615,863	2,230,800

		17,507,693	44,766,295

	Consumer Services — 1.2%
52,000	Bowlin Travel Centers Inc.†	52,442	72,800
2,750	Collectors Universe Inc.	6,527	47,410
20,000	IAC/InterActiveCorp.	221,743	981,800
270,017	KAR Auction Services Inc.†	3,655,137	4,376,976
100,000	Liberty Interactive Corp., Cl. A†	1,944,290	1,909,000
238,000	Martha Stewart Living Omnimedia Inc., Cl. A	1,404,026	906,780
600,000	Rollins Inc.	2,281,581	12,768,000
45,000	SearchMedia Holdings Ltd.†	240,649	78,750
480,000	TiVo Inc.†	5,098,108	5,755,200

		14,904,503	26,896,716

	Diversified Industrial — 7.3%
29,000	Acuity Brands Inc.	363,546	1,822,070
33,000	Aegion Corp.†	622,647	588,390
115,000	Albany International Corp., Cl. A	2,456,639	2,639,250
4,000	American Railcar Industries Inc.†	78,761	94,040
205,000	Ampco-Pittsburgh Corp.	3,540,182	4,126,650

Shares		Cost	Market Value

6,000	Anixter International Inc.†	$57,120	$435,180
3,000	Columbus McKinnon Corp.†	40,570	48,870
420,000	Crane Co.	10,010,199	20,370,000
3,000	ESCO Technologies Inc.	49,914	110,310
18,000	Foster Wheeler AG†	34,930	409,680
14,000	Gardner Denver Inc.	157,253	882,280
76,000	Greif Inc., Cl. A	777,314	4,249,920
119,000	Greif Inc., Cl. B	5,784,921	6,755,630
1,232,000	Griffon Corp.	13,929,255	13,182,400
373,000	Handy & Harman Ltd.†	2,648,697	5,386,120
190,000	Jardine Strategic Holdings Ltd.	3,487,637	5,796,900
416,000	Katy Industries Inc.†(a)	802,593	249,600
60,073	Kaydon Corp.	2,307,288	1,532,462
25,000	Key Technology Inc.†	422,902	330,500
1,000	L.B. Foster Co., Cl. A	17,608	28,510
24,600	Lawson Products Inc.	378,248	371,706
98,000	Lincoln Electric Holdings Inc.	2,642,298	4,441,360
72,000	Lindsay Corp.	1,569,242	4,771,440
21,183	Lydall Inc.†	199,565	215,855
83,000	Magnetek Inc.†	2,173,879	1,596,920
32,000	Matthews International Corp., Cl. A	748,294	1,012,480
450,123	Myers Industries Inc.	4,270,596	6,639,314
572,600	National Patent Development Corp.†	1,177,668	1,706,348
140,000	Oil-Dri Corp. of America	1,532,164	2,980,600
132,000	Olin Corp.	2,532,148	2,871,000
303,000	Park-Ohio Holdings Corp.†	2,641,987	6,075,150
10,000	Pentair Inc.	424,538	476,100
87,000	Precision Castparts Corp.	1,759,715	15,042,300
32,000	Raven Industries Inc.	1,676,499	1,952,320
32,000	Roper Industries Inc.	620,029	3,173,120
254,833	Sevcon Inc.†(a)	1,528,598	1,715,026
96,000	Sonoco Products Co.	2,940,089	3,187,200
125,070	Standex International Corp.	3,038,945	5,151,633
160,000	Terex Corp.†	3,164,260	3,600,000
387,000	Textron Inc.	2,408,058	10,770,210
376,773	Tredegar Corp.	6,266,653	7,380,983
93,000	Trinity Industries Inc.	2,866,029	3,064,350
147,000	Tyco International Ltd.	5,487,786	8,258,460

		99,637,264	165,492,637

	Educational Services — 0.4%
73,000	Career Education Corp.†	1,223,611	588,380
500,000	Corinthian Colleges Inc.†	3,071,570	2,070,000
445,082	Universal Technical Institute Inc.	7,999,160	5,870,632

		12,294,341	8,529,012

	Electronics — 1.7%
100,000	Badger Meter Inc.	2,846,826	3,399,000
250,000	Bel Fuse Inc., Cl. A(a)	5,991,925	4,867,500

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
41,810	CSR plc, ADR†	$613,771	$613,771
566,008	CTS Corp.	5,414,268	5,954,404
73,000	Cypress Semiconductor Corp.	333,302	1,140,990
20,000	Daktronics Inc.	190,119	177,800
58,000	Gentex Corp.	1,631,525	1,421,000
110,055	Greatbatch Inc.†	2,765,963	2,698,549
20,000	IMAX Corp.†	158,565	488,800
8,000	International Rectifier Corp.†	175,247	184,560
112,000	KEMET Corp.†	1,237,691	1,048,320
300,000	MEMC Electronic Materials Inc.†	1,288,458	1,083,000
110,000	Methode Electronics Inc.	953,550	1,020,800
6,900	MOCON Inc.	104,315	112,194
310,000	Park Electrochemical Corp.	7,382,546	9,371,300
185,000	Pulse Electronics Corp.	954,851	464,350
29,120	Rofin-Sinar Technologies Inc.†	756,297	767,894
180,000	Stoneridge Inc.†	1,475,725	1,780,200
160,000	Trident Microsystems Inc.†	466,577	52,800
112,000	Zygo Corp.†	1,029,516	2,191,840

		35,771,037	38,839,072

	Energy and Utilities — 6.2%
380,000	Black Hills Corp.	9,703,620	12,741,400
110,000	Callon Petroleum Co.†	743,793	691,900
55,000	Central Vermont Public Service Corp.	1,081,981	1,936,000
110,000	CH Energy Group Inc.	4,519,660	7,340,300
36,000	Chesapeake Utilities Corp.	953,501	1,480,320
45,000	CMS Energy Corp.	240,795	990,000
23,000	Connecticut Water Service Inc.	464,832	650,670
6,000	Consolidated Water Co. Ltd.	93,090	47,460
155,000	Covanta Holding Corp.	596,181	2,515,650
8,000	Dawson Geophysical Co.†	253,005	274,800
410,000	El Paso Electric Co.	5,988,231	13,320,900
48,000	Energy Recovery Inc.†	234,605	110,400
22,520	Gamesa Corporacion Tecnologica SA	134,724	71,514
10,000	Genie Energy Ltd.	107,063	96,700
220,000	Great Plains Energy Inc.	4,699,894	4,459,400
103,000	Hawaiian Electric Industries Inc.	2,623,339	2,611,050
70,000	Key Energy Services Inc.†	597,194	1,081,500
45,000	Middlesex Water Co.	773,022	850,050
50,000	National Fuel Gas Co.	2,799,328	2,406,000
1,000,000	North Atlantic Drilling Ltd.	1,937,412	1,931,604
100,000	NorthWestern Corp.	2,966,899	3,546,000
80,000	Oceaneering International Inc.	1,366,984	4,311,200

Shares		Cost	Market Value

230,000	Otter Tail Corp.	$5,119,477	$4,991,000
10,000	Patterson-UTI Energy Inc.	211,721	172,900
1,220,372	PNM Resources Inc.	13,406,898	22,332,808
132,000	Rowan Companies Inc.†	2,795,259	4,346,760
2,265,000	RPC Inc.	2,226,149	24,031,650
146,000	SJW Corp.	2,799,413	3,521,520
190,096	Southwest Gas Corp.	4,393,160	8,124,703
45,000	Tesoro Corp.†	455,817	1,207,800
13,000	The Laclede Group Inc.	474,291	507,260
46,000	The York Water Co.	647,831	795,800
25,000	Union Drilling Inc.†	198,390	139,000
15,000	Vestas Wind Systems A/S†	142,183	152,164
70,000	Voyager Oil & Gas Inc.†	31,840	170,100
220,000	Westar Energy Inc.	4,036,837	6,144,600

		79,818,419	140,102,883

	Entertainment — 1.6%
100,000	Carmike Cinemas Inc.†	771,700	1,395,000
6,048	Chestnut Hill Ventures†(b)	164,590	517,292
32,000	Discovery Communications Inc., Cl. A†	439,527	1,619,200
32,000	Discovery Communications Inc., Cl. C†	454,438	1,500,160
345,350	Dover Motorsports Inc.†	1,381,239	511,118
250,000	Fisher Communications Inc.†	8,671,093	7,680,000
30,000	International Speedway Corp., Cl. A	911,863	832,500
6,000	International Speedway Corp., Cl. B	143,201	183,030
7,000	Rovi Corp.†	99,660	227,850
410,000	Take-Two Interactive Software Inc.†	6,537,288	6,307,850
296,000	The Madison Square Garden Co., Cl. A†	3,734,672	10,123,200
200,000	Universal Entertainment Corp.	3,020,074	4,484,717
39,000	World Wrestling Entertainment Inc., Cl. A	413,282	345,930

		26,742,627	35,727,847

	Environmental Services — 0.5%
400,000	Republic Services Inc.	5,798,456	12,224,000

	Equipment and Supplies — 9.3%
22,500	A.O. Smith Corp.	336,569	1,011,375
370,000	AMETEK Inc.	1,110,497	17,948,700
5,000	AZZ Inc.	154,353	258,200
25,000	Belden Inc.	286,590	947,750
55,000	Capstone Turbine Corp.†	108,350	56,100
540,071	CIRCOR International Inc.	14,859,335	17,968,162
339,000	CLARCOR Inc.	2,180,794	16,641,510
330,000	Core Molding Technologies Inc.†	654,777	3,036,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
168,000	Crown Holdings Inc.†	$678,985	$6,187,440
4,000	Danaher Corp.	34,106	224,000
180,000	Donaldson Co. Inc.	1,558,860	6,431,400
222,000	Entegris Inc.†	1,280,053	2,073,480
325,000	Federal Signal Corp.†	2,181,726	1,807,000
103,000	Flowserve Corp.	2,682,057	11,897,530
160,000	Franklin Electric Co. Inc.	1,496,658	7,851,200
222,000	Gerber Scientific Inc., Escrow†(b)	0	2,220
165,000	Graco Inc.	3,245,339	8,754,900
1,110,000	GrafTech International Ltd.†	13,553,723	13,253,400
101,000	IDEX Corp.	810,208	4,255,130
550,000	Interpump Group SpA	3,223,467	4,690,980
13,500	Itron Inc.†	640,016	613,035
7,000	Jarden Corp.	115,037	281,610
25,000	Kensey Nash Corp.	538,314	731,500
40,000	Littelfuse Inc.	758,367	2,508,000
229,000	Lufkin Industries Inc.	1,616,944	18,468,850
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	810,016
82,000	Met-Pro Corp.	692,039	865,920
6,000	Mine Safety Appliances Co.	179,592	246,480
1,000	Minerals Technologies Inc.	65,116	65,410
70,013	Mueller Industries Inc.	2,373,742	3,182,091
12,000	Plantronics Inc.	275,609	483,120
2,000	Regal-Beloit Corp.	59,351	131,100
135,000	Robbins & Myers Inc.	2,069,225	7,026,750
110,032	SL Industries Inc.†	1,603,323	2,153,326
5,000	Teleflex Inc.	76,167	305,750
300,000	Tennant Co.	6,160,189	13,200,000
647,188	The Gorman-Rupp Co.	13,167,539	18,884,946
85,000	The Greenbrier Companies Inc.†	833,816	1,682,150
260,052	The L.S. Starrett Co., Cl. A	3,242,971	3,367,673
100,000	The Manitowoc Co. Inc.	666,995	1,386,000
23,400	The Middleby Corp.†	868,562	2,367,612
1,400	The Toro Co.	100,341	99,554
8,000	Valmont Industries Inc.	176,298	939,280
94,000	Vicor Corp.	1,008,949	752,000
7,875	Watsco Inc., Cl. B	23,627	580,781
148,500	Watts Water Technologies Inc., Cl. A	3,291,689	6,051,375

		91,399,874	212,480,806

	Financial Services — 5.4%
10,616	Alleghany Corp.†	1,758,092	3,493,726
25,287	Argo Group International Holdings Ltd.	844,293	755,323
480,000	Artio Global Investors Inc.	9,907,972	2,289,600
335,000	BBCN Bancorp Inc.†	3,814,082	3,728,550
10,121	BCB Holdings Ltd.†	21,770	3,319

Shares		Cost	Market Value

122,000	BKF Capital Group Inc.†	$568,018	$147,620
12,500	Capitol Federal Financial Inc.	125,000	148,250
22,000	Crazy Woman Creek Bancorp Inc.†	343,564	185,900
146,000	Discover Financial Services	2,501,179	4,867,640
48,000	Duff & Phelps Corp., Cl. A	715,281	745,920
300,000	Energy Transfer Equity LP	5,117,716	12,090,000
120,000	Epoch Holding Corp.	1,243,254	2,865,600
8,570	Fidelity Southern Corp.	53,112	57,762
330,000	First Niagara Financial Group Inc.	4,316,427	3,247,200
190,000	Flushing Financial Corp.	3,048,480	2,557,400
125,000	Fortress Investment Group LLC, Cl. A	647,143	445,000
1,110,000	GAM Holding AG†	14,730,146	16,169,824
53,000	Hudson Valley Holding Corp.	1,022,300	854,890
1,100,000	Janus Capital Group Inc.	11,056,137	9,801,000
275,000	KBW Inc.	5,124,916	5,087,500
750,072	KKR & Co. LP	5,438,228	11,123,568
180,000	Legg Mason Inc.	4,080,240	5,027,400
3,105	Leucadia National Corp.	24,354	81,041
25,000	M&T Bank Corp.	2,158,349	2,172,000
1,000	Manning & Napier Inc.†	12,591	14,700
60,024	Medallion Financial Corp.	463,920	669,868
250,000	Och-Ziff Capital Management Group LLC, Cl. A	1,997,164	2,320,000
165,000	Oritani Financial Corp.	1,685,540	2,422,200
32,000	PrivateBancorp Inc.	541,949	485,440
180,000	Steel Excel Inc.†	4,798,033	5,040,000
235,000	Sterling Bancorp	3,490,455	2,253,650
400,081	SWS Group Inc.	4,795,486	2,288,463
10,000	T. Rowe Price Group Inc.	270,786	653,000
183,600	The Charles Schwab Corp.	3,010,310	2,638,332
10,000	Universal American Corp.	91,700	107,800
5,000	Value Line Inc.	166,217	61,400
478,000	Waddell & Reed Financial Inc., Cl. A	9,691,784	15,491,980
10,121	Waterloo Investment Holdings Ltd.†(b)	1,390	648

		109,677,378	122,393,514

	Food and Beverage — 7.8%
400	Annie’s Inc.†	7,600	13,936
590,040	Arca Continental SAB de CV	1,174,352	2,820,190
38,100	Brown-Forman Corp., Cl. A	1,115,861	3,103,626
5,000	Brown-Forman Corp., Cl. B	144,052	416,950
200,000	Bull-Dog Sauce Co. Ltd.	444,295	405,944
5,300,000	China Tontine Wines Group Ltd.	1,038,145	593,776
280,000	Corn Products International Inc.	6,240,918	16,142,000
910,000	Davide Campari - Milano SpA	4,584,306	6,195,801

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)

	Food and Beverage (Continued)
200,000	Dean Foods Co.†	$3,419,213	$2,422,000
365,400	Denny’s Corp.†	1,008,852	1,476,216
127,000	Diamond Foods Inc.	3,192,509	2,898,140
326,000	Dr Pepper Snapple Group Inc.	6,664,752	13,108,460
3,300,000	Dynasty Fine Wines Group Ltd.	1,207,047	654,429
40,000	Farmer Brothers Co.†	503,571	435,600
115,000	Feihe International Inc.†	1,703,852	363,400
370,000	Flowers Foods Inc.	1,368,580	7,536,900
26,000	Green Mountain Coffee Roasters Inc.†	857,793	1,217,840
160,000	ITO EN Ltd.	3,301,726	2,870,605
25,000	J & J Snack Foods Corp.	577,813	1,311,500
1,325,000	Kikkoman Corp.	14,057,979	15,319,862
250,000	Lifeway Foods Inc.†	2,511,599	2,312,500
3,000	MEIJI Holdings Co. Ltd.	117,526	131,026
70,000	MGP Ingredients Inc.	331,262	376,600
450,000	Morinaga Milk Industry Co. Ltd.	1,808,850	1,766,945
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,907,986	3,178,386
24,000	Nutrisystem Inc.	345,122	269,520
4,000,000	Parmalat SpA	11,428,716	9,992,131
72,000	Peet’s Coffee & Tea Inc.†	2,922,436	5,306,400
30,000	Post Holdings Inc.†	280,450	987,900
50,000	Ralcorp Holdings Inc.†	758,885	3,704,500
162,000	Rock Field Co. Ltd.	2,539,700	3,135,484
359,700	Smart Balance Inc.†	2,233,340	2,377,617
580,036	Snyders-Lance Inc.	12,070,502	14,993,931
47,000	The Boston Beer Co. Inc., Cl. A†	883,432	5,019,130
410,000	The Hain Celestial Group Inc.†	7,537,748	17,962,100
66,000	The J.M. Smucker Co.	1,599,230	5,369,760
700,000	Tingyi (Cayman Islands) Holding Corp.	1,792,917	2,023,682
270,027	Tootsie Roll Industries Inc.	5,598,254	6,186,327
90,000	United Natural Foods Inc.†	2,545,822	4,199,400
5,000	Vina Concha Y Toro SA, ADR	160,837	229,800
1,200,000	Vitasoy International Holdings Ltd.	739,370	928,717
20,000	Willamette Valley Vineyards Inc.†	73,225	62,600
175,000	Yakult Honsha Co. Ltd.	4,454,268	6,015,162
66,000	Zhongpin Inc.†	857,528	742,500

		119,112,221	176,579,293

	Health Care — 5.7%
30,000	Alere Inc.†	554,733	780,300
45,000	Align Technology Inc.†	370,827	1,239,750

Shares		Cost	Market Value
100,000	Allergan Inc.	$1,964,408	$9,543,000
116,300	AngioDynamics Inc.†	1,589,722	1,424,675
8,000	Anika Therapeutics Inc.†	76,123	100,320
147,000	ArthroCare Corp.†	2,872,758	3,946,950
52,290	BioLase Technology Inc.†	74,915	141,707
9,000	Bio-Rad Laboratories Inc., Cl. A†	514,189	933,210
85,000	Bio-Reference Laboratories Inc.†	1,860,590	1,998,350
18,000	Bruker Corp.†	164,974	275,580
145,004	Cantel Medical Corp.	2,514,999	3,638,150
225,000	Cepheid Inc.†	3,044,548	9,411,750
169,000	Chemed Corp.	4,054,533	10,592,920
66,000	CONMED Corp.	1,714,345	1,971,420
425,000	Cutera Inc.†	5,511,734	3,633,750
15,000	Cynosure Inc., Cl. A†	133,924	267,900
96,000	DexCom Inc.†	962,427	1,001,280
29,000	DGT Holdings Corp.†	445,065	287,970
187,024	Exactech Inc.†	2,898,144	2,964,330
430,000	Gentiva Health Services Inc.†	6,436,591	3,758,200
44,000	Henry Schein Inc.†	861,550	3,329,920
4,000	Heska Corp.	35,706	45,520
26,000	ICU Medical Inc.†	709,668	1,278,160
330,000	IRIS International Inc.†	3,504,255	4,458,300
42,000	Life Technologies Corp.†	1,070,187	2,050,440
155,500	MAKO Surgical Corp.†	4,170,448	6,554,325
20,000	Meridian Bioscience Inc.	375,127	387,600
1,800	Metropolitan Health Networks Inc.†	8,170	16,866
40,000	MWI Veterinary Supply Inc.†	972,736	3,520,000
8,000	Neogen Corp.†	195,096	312,560
5,000	Nobel Biocare Holding AG†	74,620	62,535
50,000	Nordion Inc.	369,385	486,000
10,000	NuVasive Inc.†	237,915	168,400
105,000	Opko Health Inc.†	284,862	496,650
71,000	Orthofix International NV†	1,165,278	2,668,180
45,000	Owens & Minor Inc.	606,216	1,368,450
375,000	Pain Therapeutics Inc.†	2,160,565	1,346,250
385,000	Palomar Medical Technologies Inc.†	5,980,996	3,595,900
66,000	Par Pharmaceutical Companies Inc.†	2,183,234	2,556,180
30,000	PSS World Medical Inc.†	367,273	760,200
628,500	Quidel Corp.†	6,971,750	11,545,545
240,002	Rochester Medical Corp.†	2,779,690	2,354,420
225,000	RTI Biologics Inc.†	1,204,387	832,500
965,000	Sorin SpA†	2,451,162	1,808,273
45,084	STERIS Corp.	1,425,889	1,425,556
2,300	Straumann Holding AG†	206,988	391,359
3,000	Stryker Corp.	142,188	166,440
75,000	SurModics Inc.†	936,003	1,152,750
14,000	Syneron Medical Ltd.†	116,750	150,080

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
7,000	Techne Corp.	$479,206	$490,700
65,000	The Cooper Companies Inc.	2,517,146	5,311,150
48,000	United-Guardian Inc.	435,056	880,800
77,000	Vascular Solutions Inc.†	591,923	830,830
390,000	Wright Medical Group Inc.†	6,239,716	7,534,800
19,800	Young Innovations Inc.	520,519	612,216

		90,111,209	128,861,367

	Home Furnishings — 0.2%
120,000	Bassett Furniture Industries Inc.	959,475	1,104,000
47,000	Bed Bath & Beyond Inc.†	1,223,835	3,091,190

		2,183,310	4,195,190

	Hotels and Gaming — 2.8%
70,000	Ante5 Inc.†	0	49,000
225,000	Boyd Gaming Corp.†	1,546,347	1,764,000
110,000	Canterbury Park Holding Corp.†	1,120,504	1,118,700
195,392	Churchill Downs Inc.	7,384,254	10,922,413
137,500	Dover Downs Gaming & Entertainment Inc.	818,585	346,500
395,002	Gaylord Entertainment Co.†	9,514,453	12,166,062
400,000	Genting Singapore plc†	408,768	542,540
18,000	Home Inns & Hotels Management Inc., ADR†	343,247	459,180
100,000	Lakes Entertainment Inc.†	453,645	180,000
198,000	Las Vegas Sands Corp.	1,371,661	11,398,860
2,000,000	Mandarin Oriental International Ltd.	2,854,177	3,230,000
73,000	Morgans Hotel Group Co.†	565,513	361,350
165,000	Orient-Express Hotels Ltd., Cl. A†	2,872,992	1,683,000
100,000	Penn National Gaming Inc.†	1,509,186	4,298,000
400,040	Pinnacle Entertainment Inc.†	3,166,169	4,604,460
2,400,000	The Hongkong & Shanghai Hotels Ltd.	2,354,694	3,263,645
272,059	The Marcus Corp.	3,426,439	3,414,340
24,000	Wynn Resorts Ltd.	308,808	2,997,120

		40,019,442	62,799,170

	Machinery — 1.5%
120,000	Astec Industries Inc.†	4,116,129	4,377,600
453,000	CNH Global NV†	6,037,085	17,984,100
14,000	Global Power Equipment Group Inc.†	328,622	387,800
69,000	Kennametal Inc.	2,010,829	3,072,570
6,000	Nordson Corp.	107,171	327,060
128,000	Twin Disc Inc.	2,930,953	3,339,520

Shares		Cost	Market Value

127,000	Zebra Technologies Corp., Cl. A†	$2,726,287	$5,229,860

		18,257,076	34,718,510

	Manufactured Housing and Recreational Vehicles — 0.3%
75,000	Cavco Industries Inc.†	1,561,191	3,493,500
15,000	Drew Industries Inc.†	255,948	409,650
35,000	Nobility Homes Inc.†	476,300	271,250
19,000	Polaris Industries Inc.	1,028,788	1,370,850
217,447	Skyline Corp.	5,314,437	1,663,470
48,000	Winnebago Industries Inc.†	548,642	470,400

		9,185,306	7,679,120

	Metals and Mining — 1.0%
52,003	Barrick Gold Corp.	1,522,648	2,261,090
280,000	Century Aluminum Co.†	3,825,656	2,486,400
10,000	Inmet Mining Corp.	325,911	565,442
106,000	Ivanhoe Mines Ltd.†	1,482,217	1,668,440
140,000	Kinross Gold Corp.	962,642	1,370,600
200,000	Lynas Corp Ltd.†	184,524	226,851
346,900	Materion Corp.†	7,885,240	9,966,437
108,000	Molycorp Inc.†	2,109,859	3,653,640
2,000	Northwest Pipe Co.†	55,888	42,480
52,100	Stillwater Mining Co.†	477,514	658,544
15,000	Yamana Gold Inc.	50,671	234,300

		18,882,770	23,134,224

	Paper and Forest Products — 0.1%
17,000	Schweitzer-Mauduit International Inc.	580,905	1,174,020
115,000	Wausau Paper Corp.	1,041,828	1,078,700

		1,622,733	2,252,720

	Publishing — 1.1%
65,000	Belo Corp., Cl. A	157,232	466,050
80,000	Cambium Learning Group Inc.†	281,464	212,000
1,610,000	Il Sole 24 Ore SpA†	3,410,623	1,635,144
12,000	John Wiley & Sons Inc., Cl. B	46,500	572,400
1,066,000	Journal Communications Inc., Cl. A†	5,404,071	6,001,580
1,060,553	Media General Inc., Cl. A†	6,173,701	5,451,242
30,000	Meredith Corp.	539,417	973,800
260,000	News Corp., Cl. A	765,310	5,119,400
415,000	The E.W. Scripps Co., Cl. A†	2,734,026	4,096,050

		19,512,344	24,527,666

	Real Estate — 1.4%
20,150	Capital Properties Inc., Cl. A	408,087	188,403
15,000	Capital Properties Inc., Cl. B(b)	0	140,250
130,000	Cohen & Steers Inc.	2,894,580	4,147,000
200,000	Griffin Land & Nurseries Inc.	3,062,169	5,282,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Real Estate (Continued)
10,400	Gyrodyne Co. of America Inc.†	$215,089	$1,039,584
107,000	Morguard Corp.	1,362,690	10,030,077
20,000	Tejon Ranch Co.†	591,890	572,800
580,060	The St. Joe Co.†	11,276,518	11,026,941

		19,811,023	32,427,055

	Retail — 5.9%
270,000	Aaron’s Inc.†	1,631,612	6,993,000
230,000	AutoNation Inc.†	3,712,036	7,891,300
19,000	Barnes & Noble Inc.†	243,447	251,750
17,000	Best Buy Co. Inc.	570,904	402,560
134,000	Big 5 Sporting Goods Corp.	1,870,302	1,050,560
22,150	Biglari Holdings Inc.†	5,605,238	8,923,128
363,000	Casey’s General Stores Inc.	13,269,307	20,131,980
565,000	Coldwater Creek Inc.†	2,088,166	655,400
36,000	Collective Brands Inc.†	736,690	707,760
82,000	Copart Inc.†	1,407,742	2,137,740
2,500	Dunkin’ Brands Group Inc.	47,500	75,275
110,000	HSN Inc.	3,248,632	4,183,300
662,051	Ingles Markets Inc., Cl. A(a)	10,915,188	11,678,580
22,000	J.C. Penney Co. Inc.	658,925	779,460
390,000	Krispy Kreme Doughnuts Inc.†	2,492,216	2,847,000
180,000	Macy’s Inc.	2,590,692	7,151,400
60,000	Movado Group Inc.	782,108	1,473,000
149,000	Nathan’s Famous Inc.†	2,083,677	3,158,800
100,000	Penske Automotive Group Inc.	1,476,842	2,463,000
500,000	Pier 1 Imports Inc.†	5,471,047	9,090,000
59,000	Regis Corp.	1,181,055	1,087,370
300,000	Rush Enterprises Inc., Cl. B†	3,438,009	5,217,000
5,000	Teavana Holdings Inc.†	85,000	98,600
340,100	The Bon-Ton Stores Inc.	2,587,720	3,142,524
380,000	The Cheesecake Factory Inc.†	10,341,163	11,168,200
100,000	The Great Atlantic & Pacific Tea Co. Inc.†(b)	17,250	650
170,000	The Wendy’s Co.	1,375,250	851,700
188,000	Tractor Supply Co.	3,446,573	17,025,280
36,000	Village Super Market Inc., Cl. A	899,231	1,137,240
53,000	Weis Markets Inc.	1,633,642	2,310,800

		85,907,164	134,084,357

	Specialty Chemicals — 4.2%
55,000	A. Schulman Inc.	1,139,761	1,486,100
26,000	Airgas Inc.	655,520	2,313,220
82,000	Albemarle Corp.	1,336,460	5,241,440
72,000	Ashland Inc.	1,165,391	4,396,320
330,000	Chemtura Corp.†	4,936,264	5,603,400

Shares		Cost	Market Value

11,200	Cytec Industries Inc.	$307,967	$680,848
2,220,290	Ferro Corp.†	15,699,076	13,188,523
345,000	H.B. Fuller Co.	4,473,233	11,326,350
56,700	Hawkins Inc.	866,719	2,109,240
1,100,000	Huntsman Corp.	7,268,486	15,411,000
85,000	Material Sciences Corp.†	503,549	701,250
35,300	NewMarket Corp.	3,685,736	6,615,220
355,000	Omnova Solutions Inc.†	933,471	2,396,250
64,000	Penford Corp.†	709,812	432,640
13,000	Quaker Chemical Corp.	214,482	512,850
100,000	Rockwood Holdings Inc.†	1,972,175	5,215,000
255,000	Sensient Technologies Corp.	5,194,615	9,690,000
603,000	Zep Inc.	8,340,882	8,683,200

		59,403,599	96,002,851

	Telecommunications — 1.6%
55,000	Atlantic Tele-Network Inc.	1,399,970	1,999,800
1,850,000	Cincinnati Bell Inc.†	5,602,336	7,437,000
6,795	Community Service Communications Inc.†	0	12,944
110,000	HickoryTech Corp.	949,514	1,137,400
6,000	IDT Corp., Cl. B	71,679	56,040
40,000	Ixia†	425,663	499,600
40,000	Loral Space & Communications Inc.†	2,617,874	3,184,000
129,000	New ULM Telecom Inc.	1,212,089	999,750
116,000	Rogers Communications Inc., Cl. B	560,168	4,605,200
70,000	Shenandoah Telecommunications Co.	451,960	780,500
1,600,000	Sprint Nextel Corp.†.	4,496,476	4,560,000
37,584	Verizon Communications Inc.	846,702	1,436,836
815,000	VimpelCom Ltd., ADR	2,480,014	9,095,400
55,000	Windstream Corp.	476,717	644,050
53,000	Winstar Communications Inc.†(b)	133	53

		21,591,295	36,448,573

	Transportation — 1.0%
474,000	GATX Corp.	14,405,014	19,102,200
2,000(c)	Irish Continental Group plc	14,688	41,745
9,004	Kirby Corp.†	504,128	592,373
133,000	Providence and Worcester Railroad Co.	1,888,133	1,964,410
60,000	RailAmerica Inc.†	950,146	1,287,600

		17,762,109	22,988,328

	Wireless Communications — 0.1%
25,000	Millicom International Cellular SA, SDR	1,924,303	2,834,124

	TOTAL COMMON STOCKS	1,386,362,372	2,157,716,373

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	PREFERRED STOCKS — 0.3%

	Automotive: Parts and Accessories — 0.1%
50,000	Jungheinrich AG Pfd.,	$1,031,755	$1,637,458

	Business Services — 0.2%
200,000	Trans-Lux Pfd., Ser. A, 11/14/12†(b)(d)(e)	3,917,179	4,950,000

	TOTAL PREFERRED STOCKS	4,948,934	6,587,458

	RIGHTS — 0.1%

	Health Care — 0.1%
950,000	Sanofi, CVR, expire 12/31/20†	1,959,346	1,282,500

	WARRANTS — 0.0%

	Automotive: Parts and Accessories — 0.0%
4,531	Federal-Mogul Corp., expire 12/27/14†	87,687	499

	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12†(b)	0	1
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12†(b)	0	0

		0	1

	Business Services — 0.0%
2,000,000	Trans-Lux, Ser. A, expire 11/14/12†(b)(d)(e)	82,821	158,434

	Consumer Services — 0.0%
120,000	SearchMedia Holdings Ltd., expire 11/19/12†	247,589	13,248

	Retail — 0.0%
230,189	Talbots Inc., expire 04/06/15†	690,567	6,906

	TOTAL WARRANTS	1,108,664	179,088

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$400,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14(d)	385,131	515,000

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 0.0%

	Computer Software and Services — 0.0%
$ 300,000	Exodus Communications Inc., Sub.Deb., 5.250%, 02/15/13†(b)	$1,185	$0

	U.S. GOVERNMENT OBLIGATIONS — 4.9%
112,542,000	U.S. Treasury Bills, 0.035% to 0.120% ††, 04/19/12 to 08/23/12	112,522,310	112,523,189

	TOTAL INVESTMENTS — 100.2%	$1,507,287,942	2,278,803,608

	Other Assets and Liabilities (Net) — (0.2)%		(4,107,735)

	NET ASSETS — 100.0%		$2,274,695,873

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $5,769,548 or 0.25% of net assets.

(c)	Denoted in units.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $5,623,434 or 0.25% of net assets.

(e)	Illiquid security.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $1,483,825,100)	$2,255,589,502
Investments in affiliates, at value
(cost $23,462,842)	23,214,106
Foreign currency, at value (cost $8)	8
Cash	218
Receivable for Fund shares sold	2,844,258
Receivable for investments sold	198,404
Dividends and interest receivable	2,134,981
Prepaid expenses	80,927

Total Assets	2,284,062,404

Liabilities:
Payable for investments purchased	2,566,155
Payable for Fund shares redeemed	3,394,853
Payable for investment advisory fees	1,953,462
Payable for distribution fees	475,628
Payable for accounting fees	7,500
Payable for shareholder services fees	664,837
Other accrued expenses	304,096

Total Liabilities	9,366,531

Net Assets (applicable to 64,807,927 shares outstanding)	$2,274,695,873

Net Assets Consist of:
Paid-in capital	$1,514,742,092
Accumulated net investment loss	(5,132,619)
Accumulated distributions in excess of net realized gain on investments, futures contracts, and foreign currency transactions.	(6,432,124)
Net unrealized appreciation on investments	771,515,666
Net unrealized appreciation on foreign currency translations	2,858

Net Assets	$2,274,695,873

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,622,618,161 ÷ 46,166,151 shares outstanding; 150,000,000 shares authorized)	$35.15

Class A:
Net Asset Value and redemption price per share ($172,021,802 ÷ 4,894,992 shares outstanding; 50,000,000 shares authorized)	$35.14

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$37.28

Class B:
Net Asset Value and offering price per share ($8,090 ÷ 247.3 shares outstanding; 50,000,000 shares authorized)	$32.71	(a)

Class C:
Net Asset Value and offering price per share ($99,910,405 ÷ 3,051,218 shares outstanding; 50,000,000 shares authorized)	$32.74	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($380,137,415 ÷ 10,695,319 shares outstanding; 50,000,000 shares authorized)	$35.54

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $133,066)	$13,067,276
Dividends - Affiliated	287,619
Interest	51,541

Total Investment Income	13,406,436

Expenses:
Investment advisory fees	10,799,561
Distribution fees - Class AAA	2,106,289
Distribution fees - Class A	205,962
Distribution fees - Class B	84
Distribution fees - Class C	466,556
Shareholder services fees	1,296,209
Shareholder communication expenses	309,747
Custodian fees	126,619
Registration expenses.	53,432
Directors’ fees.	51,145
Legal and audit fees	26,715
Accounting fees	22,500
Miscellaneous expenses.	78,106

Total Expenses	15,542,925

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(128,631)

Net Expenses	15,414,294

Net Investment Loss	(2,007,858)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	1,583,408
Capital gain distributions from investment companies	228,679
Net realized gain on futures contracts	314,816
Net realized loss on foreign currency transactions	(15,015)

Net realized gain on investments, futures contracts, and foreign currency transactions	2,111,888

Net change in unrealized appreciation/ depreciation:
on investments	445,417,257
on foreign currency translations	15,989

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	445,433,246

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	447,545,134

Net Increase in Net Assets Resulting from Operations	$445,537,276

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations:
Net investment loss	$(2,007,858)	$(6,858,360)
Net realized gain on investments, futures contracts, and foreign currency transactions	2,111,888	59,799,584
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	445,433,246	(137,961,130)

Net Increase/(Decrease) in Net Assets Resulting from Operations	445,537,276	(85,019,906)

Distributions to Shareholders:
Net realized gain
Class AAA	(39,324,962)	—
Class A	(3,747,019)	—
Class B	(466)	—
Class C	(2,264,720)	—
Class I	(3,844,897)	—

Total Distributions to Shareholders	(49,182,064)	—

Capital Share Transactions:
Class AAA	(232,213,647)	164,983,523
Class A	(3,331,712)	38,704,968
Class B	(11,850)	—
Class C	2,087,304	22,111,657
Class I	181,860,700	38,155,623

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(51,609,205)	263,955,771

Redemption Fees	619	9,012

Net Increase in Net Assets	344,746,626	178,944,877
Net Assets:
Beginning of period	1,929,949,247	1,751,004,370

End of period (including undistributed net investment income of $0 and $0, respectively)	$2,274,695,873	$1,929,949,247

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratio to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses		Portfolio Turnover Rate††
Class AAA
2012(d)	$29.16	$(0.03)		$6.77	$6.74	$(0.75)	$(0.75)	$0.00	$35.15	23.55%	$1,622,618	(0.19	)%(e)	1.43	%(e)(f)	3%
2011	29.97	(0.10)		(0.71)	(0.81)	—	—	0.00	29.16	(2.70)	1,539,100	(0.30)		1.42	(f)	14
2010	25.81	(0.06)		4.22	4.16	—	—	0.00	29.97	16.12	1,435,780	(0.23)		1.44	(f)	14
2009	28.20	(0.02)		(0.92)	(0.94)	(1.45)	(1.45)	0.00	25.81	(1.70)	1,167,114	(0.09)		1.48	(f)	25
2008	34.37	(0.00	)(c)	(4.62)	(4.62)	(1.55)	(1.55)	0.00	28.20	(13.98)	995,613	(0.01)		1.43		26
2007	30.41	(0.01)		6.42	6.41	(2.45)	(2.45)	0.00	34.37	21.95	1,002,577	(0.04)		1.42		15
Class A
2012(d)	$29.15	$(0.03)		$6.77	$6.74	$(0.75)	$(0.75)	$0.00	$35.14	23.56%	$172,022	(0.18	)%(e)	1.43	%(e)(f)	3%
2011	29.96	(0.10)		(0.71)	(0.81)	—	—	0.00	29.15	(2.70)	145,049	(0.31)		1.42	(f)	14
2010	25.81	(0.06)		4.21	4.15	—	—	0.00	29.96	16.08	115,265	(0.22)		1.44	(f)	14
2009	28.18	(0.03)		(0.89)	(0.92)	(1.45)	(1.45)	0.00	25.81	(1.63)	62,548	(0.12)		1.48	(f)	25
2008	34.37	(0.01)		(4.63)	(4.64)	(1.55)	(1.55)	0.00	28.18	(14.04)	26,604	(0.02)		1.43		26
2007	30.41	0.06		6.35	6.41	(2.45)	(2.45)	0.00	34.37	21.95	15,485	0.19		1.42		15
Class B
2012(d)	$27.29	$(0.15)		$6.32	$6.17	$(0.75)	$(0.75)	$0.00	$32.71	23.07%	$8	(1.00	)%(e)	2.18	%(e)(f)	3%
2011	28.26	(0.33)		(0.64)	(0.97)	—	—	0.00	27.29	(3.43)	17	(1.05)		2.17	(f)	14
2010	24.54	(0.25)		3.97	3.72	—	—	0.00	28.26	15.16	17	(0.99)		2.19	(f)	14
2009	27.10	(0.17)		(0.94)	(1.11)	(1.45)	(1.45)	0.00	24.54	(2.43)	56	(0.83)		2.23	(f)	25
2008	33.32	(0.23)		(4.44)	(4.67)	(1.55)	(1.55)	0.00	27.10	(14.60)	61	(0.77)		2.18		26
2007	29.77	(0.26)		6.26	6.00	(2.45)	(2.45)	0.00	33.32	20.99	126	(0.81)		2.17		15
Class C
2012(d)	$27.31	$(0.14)		$6.32	$6.18	$(0.75)	$(0.75)	$0.00	$32.74	23.09%	$99,910	(0.93	)%(e)	2.18	%(e)(f)	3%
2011	28.28	(0.34)		(0.63)	(0.97)	—	—	0.00	27.31	(3.43)	81,289	(1.05)		2.17	(f)	14
2010	24.54	(0.25)		3.99	3.74	—	—	0.00	28.28	15.24	64,830	(0.98)		2.19	(f)	14
2009	27.09	(0.18)		(0.92)	(1.10)	(1.45)	(1.45)	0.00	24.54	(2.40)	42,974	(0.85)		2.23	(f)	25
2008	33.32	(0.22)		(4.46)	(4.68)	(1.55)	(1.55)	0.00	27.09	(14.63)	23,062	(0.75)		2.18		26
2007	29.76	(0.22)		6.23	6.01	(2.45)	(2.45)	0.00	33.32	21.03	9,735	(0.69)		2.17		15
Class I
2012(d)	$29.44	$0.03		$6.82	$6.85	$(0.75)	$(0.75)	$0.00	$35.54	23.70%	$380,138	0.18	%(e)	1.18	%(e)(f)	3%
2011	30.18	(0.02)		(0.72)	(0.74)	—	—	0.00	29.44	(2.45)	164,494	(0.05)		1.17	(f)	14
2010	25.93	0.01		4.24	4.25	—	—	0.00	30.18	16.39	135,112	0.02		1.19	(f)	14
2009	28.25	0.02		(0.89)	(0.87)	(1.45)	(1.45)	0.00	25.93	(1.43)	99,413	0.11		1.23	(f)	25
2008(g)	30.06	0.05		(1.86)	(1.81)	—	—	0.00	28.25	(6.02)	3,578	0.22	(e)	1.18	(e)	26

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 21%.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2012, unaudited.
(e)	Annualized.
(f)

The ratios do not include a reduction of advisory fee on unsupervised assets for the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, and 2009. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.42%, 1.41%, 1.42%, and 1.47% (Class AAA and Class A), 2.17%, 2.16%, 2.17% and 2.22% (Class B and Class C), and 1.17%, 1.16%, 1.17% and 1.22% (Class I), respectively.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli Small Cap Growth Fund, a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund’s Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $2 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$18,102,423	—	$0	$ 18,102,423
Cable	33,510,363	—	0	33,510,363
Consumer Products	44,766,234	$61	—	44,766,295
Entertainment	35,210,555	—	517,292	35,727,847
Equipment and Supplies	212,478,586	—	2,220	212,480,806
Financial Services	122,392,866	—	648	122,393,514
Real Estate	32,286,805	140,250	—	32,427,055
Retail	134,083,707	—	650	134,084,357
Telecommunications	36,448,520	—	53	36,448,573
Other Industries (a)	1,487,775,140	—	—	1,487,775,140
Total Common Stocks	2,157,055,199	140,311	520,863	2,157,716,373
Preferred Stocks (a)	1,637,458	4,950,000	—	6,587,458
Rights (a)	1,282,500	—	—	1,282,500
Warrants (a)	20,653	158,434	1	179,088
Convertible Corporate Bonds (a)	—	515,000	—	515,000
Corporate Bonds (a)	—	—	0	—
U.S. Government Obligations	—	112,523,189	—	112,523,189
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,159,995,810	$118,286,934	$520,864	$ 2,278,803,608

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2012, the Fund held no investments in futures contracts.

The Fund’s volume of equity futures contracts sold which were held from October 4, 2011 through October 6, 2011, had an average monthly notional amount while outstanding of approximately $5,025,390.

For the six months ended March 31, 2012, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized gain on futures contracts.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended September 30, 2011.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,515,592,746	$857,561,355	$(94,350,493)	$763,210,862

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. For the six months ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2012, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $128,631.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities during the six months ended March 31, 2012, other than short-term securities and U.S. Government obligations, aggregated $89,472,012 and $51,561,436, respectively.

6.  Transactions with Affiliates.  During the six months ended March 31, 2012, the Fund paid brokerage commissions on security trades of $151,891 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Fund. Additionally the Distributor and its predecessor distributor, Gabelli & Co., retained a total of $60,237 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2012 was $781 with a weighted average interest rate of 1.39%. The maximum amount borrowed at anytime during the six months ended March 31, 2012 was $143,000.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2012 and the year ended September 30, 2011 amounted to $619 and $9,012, respectively.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	For the Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,721,609	$121,621,590	16,630,596	$557,154,829
Shares issued upon reinvestment of distributions	1,248,523	37,701,118	—	—
Shares redeemed	(11,589,941)	(391,536,355)	(11,755,542)	(392,171,306)

Net increase/(decrease)	(6,619,809)	$(232,213,647)	4,875,054	$164,983,523

Class A
Shares sold	865,405	$28,371,670	2,650,694	$90,164,240
Shares issued upon reinvestment of distributions	113,467	3,426,712	—	—
Shares redeemed	(1,059,274)	(35,130,094)	(1,522,155)	(51,459,272)

Net increase/(decrease)	(80,402)	$(3,331,712)	1,128,539	$38,704,968

Class B
Shares issued upon reinvestment of distributions	15	$423	—	—
Shares redeemed	(385)	(12,273)	—	—

Net decrease	(370)	$(11,850)	—	—

Class C
Shares sold	337,174	$10,389,841	1,290,671	$41,172,835
Shares issued upon reinvestment of distributions	73,277	2,064,384	—	—
Shares redeemed	(335,518)	(10,366,921)	(606,592)	(19,061,178)

Net increase	74,933	$2,087,304	684,079	$22,111,657

Class I
Shares sold	6,388,336	$224,021,431	2,679,868	$90,723,067
Shares issued upon reinvestment of distributions	100,679	3,092,474	—	—
Shares redeemed	(1,381,366)	(45,253,205)	(1,569,043)	(52,567,444)

Net increase	5,107,649	$181,860,700	1,110,825	$38,155,623

9.  Transactions in Securities of Affiliated Issuers.  The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2012 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Net Change In Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)	Value at March 31, 2012	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A.	243,000	7,000	—	250,000	$29,520	$565,545	—	$4,867,500	11.49%
Katy Industries Inc.	416,000	—	—	416,000	—	232,128	—	249,600	5.23%
Strattec Security
Corp.	198,000	3,000	—	201,000	40,200	(111,495)	—	4,703,400	6.09%
Sevcon Inc.	250,000	4,833	—	254,833	—	97,452	—	1,715,026	7.34%
Ingles Markets Inc., Cl. A	660,051	2,000	—	662,051	217,899	2,245,601	—	11,678,580	5.12%

Total					$287,619	$3,029,231	—	$23,214,106

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, B, C, or I shares, other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2012, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap core and small cap value funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year and three year periods and in the first quartile for the five year period.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at, and the Fund’s size was above, average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•      Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•      Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law,
Executive Officer,	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Anthony R. Pustorino
Former Senior Vice	Certified Public Accountant,
President	Professor Emeritus,
and Chief Financial Officer,	Pace University
KeySpan Corp.

John D. Gabelli	Anthonie C. van Ekris
Senior Vice President,	Chairman,
Gabelli & Company, Inc.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

Officers
Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer

Custodian, Transfer Agent, and Dividend

Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q112SR

The

Gabelli

Small Cap

Growth

Fund

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods ended March 31, 2012 among 585, 493, and 304 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

SEMIANNUAL REPORT

MARCH 31, 2012

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2012

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall, 5 stars for the five and ten year periods, and 4 stars for the three year period ended March 31, 2012 among 1,098, 973, 570, and 1,098 Large Value funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA

To Our Shareholders,

For the six months ended March 31, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund rose 20.9% compared with an increase of 25.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (1/2/92)
Class AAA (GABEX)	20.91%	4.66%	3.09%	6.80%	10.02%
S&P 500 Index	25.89	8.54	2.01	4.12	8.34	(f)
Nasdaq Composite Index	28.73	12.37	6.02	6.12	8.55
Lipper Equity Income Fund Average	22.66	5.99	0.79	4.31	7.75
Class A (GCAEX)	20.85	4.63	3.10	6.79	10.02
With sales charge (c)	13.90	(1.39)	1.89	6.16	9.70
Class B (GCBEX)	20.45	3.81	2.30	6.13	9.68
With contingent deferred sales charge (d)	15.45	(1.19)	1.93	6.13	9.68
Class C (GCCEX)	20.49	3.91	2.33	6.16	9.69
With contingent deferred sales charge (e)	19.49	2.91	2.33	6.16	9.69
Class I (GCIEX)	21.07	4.90	3.32	6.92	10.08

In the current prospectus dated January 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.41%, 1.41%, 2.16%, 2.16%, and 1.16%, respectively. See page 13 for the expense ratios for the six months ended March 31, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)      Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares, and Class C Shares would have been lower and Class I Shares would have been higher due to differences in expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index.

(b)      The Fund’s fiscal year ends September 30.

(c)      Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)      Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.

(e)      Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase. (f) S&P 500 Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2011 through March 31, 2012

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,209.10	1.41%	$7.83
Class A	$1,000.00	$1,208.50	1.41%	$7.83
Class B	$1,000.00	$1,204.50	2.16%	$11.97
Class C	$1,000.00	$1,204.90	2.16%	$11.97
Class I	$1,000.00	$1,210.70	1.16%	$6.45
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.41%	$7.15
Class A	$1,000.00	$1,018.05	1.41%	$7.15
Class B	$1,000.00	$1,014.28	2.16%	$10.94
Class C	$1,000.00	$1,014.28	2.16%	$10.94
Class I	$1,000.00	$1,019.30	1.16%	$5.89

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2012:

The Gabelli Equity Income Fund

Food and Beverage	12.6%
Financial Services	11.4%
Health Care	11.0%
Retail	6.4%
Consumer Products	5.4%
Energy and Utilities: Oil	4.7%
Aerospace	4.6%
Energy and Utilities: Integrated	4.5%
Diversified Industrial	4.1%
U.S. Government Obligations.	3.9%
Telecommunications	3.7%
Automotive: Parts and Accessories.	2.5%
Computer Hardware	2.1%
Specialty Chemicals	1.9%
Computer Software and Services	1.7%
Metals and Mining	1.7%
Energy and Utilities: Services	1.6%
Electronics	1.6%
Energy and Utilities: Natural Gas	1.4%
Hotels and Gaming	1.4%
Machinery.	1.3%
Entertainment	1.3%

Automotive	1.1%
Communications Equipment	1.0%
Equipment and Supplies	1.0%
Wireless Communications.	0.7%
Energy and Utilities: Electric.	0.7%
Agriculture	0.7%
Broadcasting	0.7%
Cable and Satellite	0.7%
Business Services	0.6%
Real Estate Investment Trusts	0.4%
Transportation	0.3%
Aviation: Parts and Services	0.3%
Building and Construction	0.2%
Environmental Services	0.2%
Paper and Forest Products.	0.2%
Consumer Services	0.1%
Publishing.	0.1%
Energy and Utilities: Water	0.0%
Real Estate	0.0%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS —95.4%
	Aerospace — 4.6%
100,000	Exelis Inc.	$1,205,431	$1,252,000
180,000	Goodrich Corp.	21,975,206	22,579,200
2,000	Lockheed Martin Corp.	47,350	179,720
10,000	Raytheon Co.	279,200	527,800
320,000	Rockwell Automation Inc.	14,997,324	25,504,000
2,000	Rockwell Collins Inc.	15,844	115,120
1,625,000	Rolls-Royce Holdings plc	12,119,318	21,105,244
415,000	The Boeing Co.	25,962,549	30,863,550

		76,602,222	102,126,634

	Agriculture — 0.7%
99,000	Archer-Daniels-Midland Co.	2,838,337	3,134,340
150,000	Monsanto Co.	2,423,783	11,964,000
12,000	The Mosaic Co.	186,246	663,480

		5,448,366	15,761,820

	Automotive — 1.1%
1,075,000	Ford Motor Co.	14,669,752	13,426,750
130,000	General Motors Co.†	4,055,878	3,334,500
157,500	Navistar International Corp.†	5,873,546	6,370,875
31,000	PACCAR Inc.	1,399,566	1,451,730

		25,998,742	24,583,855

	Automotive: Parts and Accessories — 2.5%
29,000	BorgWarner Inc.†	1,909,195	2,445,860
70,000	Dana Holding Corp.	992,304	1,085,000
535,000	Genuine Parts Co.	23,325,283	33,571,250
6,000	Johnson Controls Inc.	50,425	194,880
70,000	Modine Manufacturing Co.†	836,454	618,100
136,000	O’Reilly Automotive Inc.†	3,998,612	12,423,600
55,100	Tenneco Inc.†	840,371	2,046,965
140,000	The Pep Boys - Manny, Moe & Jack	1,583,944	2,088,800

		33,536,588	54,474,455

	Aviation: Parts and Services — 0.3%
65,000	Curtiss-Wright Corp.	944,125	2,405,650
83,486	GenCorp Inc.†	534,598	592,751
4,500	Precision Castparts Corp.	457,449	778,050
21,000	United Technologies Corp.	609,942	1,741,740

		2,546,114	5,518,191

	Broadcasting — 0.7%
300,000	CBS Corp., Cl. A, Voting	5,704,096	10,266,000
152,000	CBS Corp., Cl. B, Non-Voting	3,436,092	5,154,320

132	Granite Broadcasting Corp.†(a)	10,795	0

		9,150,983	15,420,320

	Building and Construction — 0.2%
245,000	Fortune Brands Home & Security Inc.†	2,712,564	5,407,150

Shares		Cost	Market Value

22	Orchard Supply Hardware Stores Corp., Cl. A†	$1,460	$454

		2,714,024	5,407,604

	Business Services — 0.6%
37,000	Automatic Data Processing Inc.	1,543,362	2,042,030
193,000	Diebold Inc.	6,771,090	7,434,360
4,000	Landauer Inc.	134,546	212,080
10,500	MasterCard Inc., Cl. A	883,579	4,415,670
2,400	MSC Industrial Direct Co. Inc., Cl. A	175,804	199,872

		9,508,381	14,304,012

	Cable and Satellite — 0.7%
38,000	AMC Networks Inc., Cl. A†	689,290	1,695,940
140,000	Cablevision Systems Corp., Cl. A	1,650,260	2,055,200
10,000	DIRECTV, Cl. A†	331,857	493,400
195,000	DISH Network Corp., Cl. A	3,976,858	6,421,350
16,000	EchoStar Corp., Cl. A†	478,840	450,240
500	Jupiter Telecommunications Co. Ltd.	492,514	500,785
58,000	Scripps Networks Interactive Inc., Cl. A	2,452,305	2,824,020

		10,071,924	14,440,935

	Communications Equipment — 1.0%
420,000	Corning Inc.	6,061,191	5,913,600
221,025	Thomas & Betts Corp.†	8,755,102	15,893,908

		14,816,293	21,807,508

	Computer Hardware — 2.0%
150,000	Hewlett-Packard Co.	3,843,064	3,574,500
193,000	International Business Machines Corp.	16,640,171	40,269,450

		20,483,235	43,843,950

	Computer Software and Services — 1.7%
25,000	eBay Inc.†	779,839	922,250
370,000	EMC Corp.†	9,412,030	11,055,600
135,000	Fidelity National Information Services Inc.	2,392,326	4,471,200
500,000	Microsoft Corp.	14,085,430	16,125,000
350,000	Yahoo! Inc.†	6,968,450	5,327,000

		33,638,075	37,901,050

	Consumer Products — 5.4%
45,000	Altria Group Inc.	538,092	1,389,150
210,000	Avon Products Inc.	5,844,295	4,065,600
15,000	Compagnie Financiere Richemont SA, Cl. A	478,768	940,512
86,000	Energizer Holdings Inc.†	4,415,164	6,379,480
5,000	Hanesbrands Inc.†	108,950	147,700

.

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
188,000	Harman International Industries Inc.	$7,412,438	$8,800,280
240,000	Kimberly-Clark Corp.	15,287,550	17,733,600
3,000	National Presto Industries Inc.	89,620	227,580
50,000	Philip Morris International Inc.	1,501,172	4,430,500
105,000	Reckitt Benckiser Group plc	3,432,951	5,933,541
25,000	Svenska Cellulosa AB, Cl. A.	430,001	432,298
1,250,000	Swedish Match AB	16,783,406	49,767,224
15,000	The Clorox Co.	823,581	1,031,250
230,000	The Procter & Gamble Co.	13,512,663	15,458,300
81,000	Unilever NV - NY Shares.	1,639,778	2,756,430

		72,298,429	119,493,445

	Consumer Services — 0.1%
100,000	Rollins Inc.	381,843	2,128,000

	Diversified Industrial — 3.8%
5,000	3M Co.	213,645	446,050
4,000	Acuity Brands Inc.	42,447	251,320
5,000	Alstom SA	269,036	195,121
100,000	Cooper Industries plc	2,757,977	6,395,000
100,000	Crane Co.	3,413,906	4,850,000
1,380,000	General Electric Co.	27,960,930	27,696,600
260,000	Honeywell International Inc.	9,173,758	15,873,000
50,000	ITT Corp.	1,004,526	1,147,000
27,000	Jardine Matheson Holdings Ltd.	1,149,054	1,350,000
168,000	Jardine Strategic Holdings Ltd.	3,841,989	5,125,680
413,503	National Patent Development Corp.†	1,018,283	1,232,239
120,000	Textron Inc.	763,372	3,339,600
20,000	Toray Industries Inc.	147,011	148,363
55,000	Trinity Industries Inc.	1,573,781	1,812,250
255,000	Tyco International Ltd.	10,510,134	14,325,900

		63,839,849	84,188,123

	Electronics — 1.6%
70,000	Emerson Electric Co.	3,580,805	3,652,600
460,000	Intel Corp.	9,105,181	12,930,600
260,000	LSI Corp.†	2,364,968	2,256,800
130,000	TE Connectivity Ltd.	4,330,657	4,777,500
315,000	Texas Instruments Inc.	7,598,308	10,587,150
27,000	Thermo Fisher Scientific Inc.	1,334,183	1,522,260

		28,314,102	35,726,910

	Energy and Utilities: Electric — 0.7%
36,000	American Electric Power Co. Inc.	1,159,431	1,388,880
12,000	DTE Energy Co.	517,320	660,360

Shares		Cost	Market Value

90,000	El Paso Electric Co.	$820,152	$2,924,100
150,000	GenOn Energy Inc.†	883,470	312,000
1,200,000	GenOn Energy Inc., Escrow†(a)	0	0
110,000	Great Plains Energy Inc.	2,663,694	2,229,700
100,000	Korea Electric Power Corp., ADR†	1,479,637	973,000
120,000	Northeast Utilities	2,586,598	4,454,400
220,000	The AES Corp.†	2,018,708	2,875,400
13,333	UIL Holdings Corp.	293,785	463,455

		12,422,795	16,281,295

	Energy and Utilities: Integrated — 4.5%
425,000	BP plc, ADR.	18,048,660	19,125,000
51,000	CH Energy Group Inc.	2,105,013	3,403,230
191,000	CONSOL Energy Inc.	8,102,838	6,513,100
110,000	Dominion Resources Inc.	4,509,912	5,633,100
195,000	Duke Energy Corp.	2,406,814	4,096,950
760,068	El Paso Corp.	10,819,779	22,460,009
29,000	ENI SpA	304,221	680,337
46,500	Exelon Corp.	1,793,603	1,823,265
50,350	FirstEnergy Corp.	1,229,350	2,295,457
57,260	Hess Corp.	4,219,487	3,375,477
13,069	Iberdrola SA, ADR.	530,951	297,058
25,000	Integrys Energy Group Inc.	1,192,522	1,324,750
120,000	NextEra Energy Inc.	5,753,101	7,329,600
80,000	NSTAR.	1,282,183	3,890,400
72,000	OGE Energy Corp.	1,955,611	3,852,000
125,000	PNM Resources Inc.	1,469,710	2,287,500
90,000	Progress Energy Inc.	3,857,884	4,779,900
7,200	Public Service Enterprise Group Inc.	156,820	220,392
30,000	Suncor Energy Inc., New York.	785,965	981,000
21,000	Suncor Energy Inc., Toronto	908,497	686,140
50,000	TECO Energy Inc.	652,639	877,500
140,000	Westar Energy Inc.	2,333,669	3,910,200

		74,419,229	99,842,365

	Energy and Utilities: Natural Gas — 1.4%
13,000	AGL Resources Inc.	242,114	509,860
15,000	Atmos Energy Corp.	394,549	471,900
300,000	National Fuel Gas Co.	15,032,695	14,436,000
73,000	ONEOK Inc.	1,642,426	5,961,180
24,000	Piedmont Natural Gas Co. Inc.	394,017	745,680
80,000	Southwest Gas Corp.	1,918,098	3,419,200
200,000	Spectra Energy Corp.	4,249,072	6,310,000

		23,872,971	31,853,820

	Energy and Utilities: Oil — 4.7%
188,000	Anadarko Petroleum Corp.	9,647,792	14,727,920
45,000	Canadian Oil Sands Ltd.	1,290,650	949,221

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares			Cost	Market Value

		COMMON STOCKS (Continued)
		Energy and Utilities: Oil (Continued)
5,000	(b)	Canadian Oil Sands Trust†	$116,475	$105,469
190,000		Chevron Corp.	8,702,369	20,375,600
185,000		ConocoPhillips	5,343,273	14,061,850
22,000		Denbury Resources Inc.†	369,472	401,060
49,000		Devon Energy Corp.	2,021,181	3,484,880
151,000		Exxon Mobil Corp.	4,905,886	13,096,230
40,000		Marathon Oil Corp.	1,000,063	1,268,000
20,000		Marathon Petroleum Corp.	639,385	867,200
30,000		Nexen Inc.	809,615	550,103
2,000		Niko Resources Ltd	114,911	70,359
100,000		Occidental Petroleum Corp.	4,145,051	9,523,000
4,800		PetroChina Co. Ltd., ADR.	375,792	674,544
103,000		Petroleo Brasileiro SA, ADR	3,819,949	2,735,680
33,000		Repsol YPF SA, ADR	689,095	824,340
120,000		Royal Dutch Shell plc, Cl. A, ADR.	5,524,835	8,415,600
16,000		SilverBirch Energy Corp.†	93,825	153,993
35,000		Statoil ASA, ADR	903,790	950,173
80,000		Statoil ASA, ADR	1,779,821	2,168,800
345,000		Talisman Energy Inc.	6,551,852	4,347,000
17,518		Total SA, ADR	290,563	895,520
90,000		Transocean Ltd.	5,742,644	4,923,000
40,000		WesternZagros Resources Ltd.†	147,109	34,889

			65,025,398	105,604,431

		Energy and Utilities: Services — 1.6%
30,000		ABB Ltd., ADR†	351,824	612,300
52,000		Cameron International Corp.†	746,014	2,747,160
38,178		GDF Suez†	0	51
350,000		Halliburton Co.	10,342,941	11,616,500
94,000		Oceaneering International Inc.	2,032,090	5,065,660
40,000		Schlumberger Ltd.	1,275,020	2,797,200
900,000		Weatherford International Ltd.†	16,535,073	13,581,000

			31,282,962	36,419,871

		Energy and Utilities: Water — 0.0%
36,000		Aqua America Inc.	458,537	802,440
		Entertainment — 1.3%
125,000		Grupo Televisa SA, ADR	2,852,849	2,635,000
38,750		The Madison Square Garden Co., Cl. A†.	480,606	1,325,250
117,000		Time Warner Inc.	3,385,344	4,416,750
304,000		Viacom Inc., Cl. A	11,971,735	15,798,880
235,000		Vivendi SA	7,862,469	4,312,674

			26,553,003	28,488,554

Shares		Cost	Market Value

	Environmental Services — 0.2%
150,000	Waste Management Inc.	$4,915,425	$5,244,000

	Equipment and Supplies — 1.0%
18,000	A.O. Smith Corp.	253,184	809,100
28,000	Danaher Corp.	1,074,985	1,568,000
86,000	Flowserve Corp.	3,272,372	9,933,860
12,000	Ingersoll-Rand plc	317,767	496,200
1,500	Minerals Technologies Inc.	37,938	98,115
85,000	Mueller Industries Inc.	3,248,424	3,863,250
16,000	Parker Hannifin Corp.	791,261	1,352,800
90,000	Tenaris SA, ADR	3,561,978	3,440,700

		12,557,909	21,562,025

	Financial Services — 11.4%
6,579	Alleghany Corp.†	1,015,114	2,165,149
300,000	AllianceBernstein Holding LP	7,436,434	4,683,000
383,000	American Express Co.	15,736,067	22,160,380
405,000	American International Group Inc.†	9,708,940	12,486,150
24,990	Argo Group International Holdings Ltd.	772,108	746,451
26,847	Banco Popular Espanol SA	189,203	96,319
2,000	Banco Santander Chile, ADR..	29,250	172,180
160,000	Banco Santander SA, ADR	1,233,058	1,227,200
340,000	Bank of America Corp	3,498,294	3,253,800
12,156	BNP Paribas SA	506,339	576,761
220,000	Citigroup Inc.	9,104,905	8,041,000
54,000	Deutsche Bank AG	2,262,966	2,688,660
105,000	Discover Financial Services.	1,820,893	3,500,700
57,300	Dundee Corp., Cl. A†	1,357,319	1,435,588
30,000	Eaton Vance Corp.	819,561	857,400
290,000	Energy Transfer Equity LP	8,186,053	11,687,000
125,000	Federated Investors Inc., Cl. B.	3,056,627	2,801,250
31,674	Fidelity Southern Corp.	284,716	213,483
235,000	H&R Block Inc.	4,453,931	3,870,450
12,000	Interactive Brokers Group Inc., Cl. A.	197,243	204,000
200,000	Janus Capital Group Inc.	1,988,303	1,782,000
275,000	JPMorgan Chase & Co.	9,792,746	12,644,500
75,000	Julius Baer Group Ltd.†	2,537,524	3,027,584
40,000	Kemper Corp.	1,156,156	1,211,200
69,100	Kinnevik Investment AB, Cl. A.	1,140,349	1,608,483
18,000	Kinnevik Investment AB, Cl. B.	252,511	418,725
469,000	Legg Mason Inc.	11,010,816	13,099,170
36,052	Leucadia National Corp.	500,319	940,957
178,000	Loews Corp.	7,718,585	7,096,860
162,000	M&T Bank Corp.	11,968,496	14,074,560
365,000	Marsh & McLennan Companies Inc.	11,002,192	11,968,350

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
345,000	Morgan Stanley	$9,702,620	$6,775,800
213,000	Northern Trust Corp.	10,457,827	10,106,850
50,000	NYSE Euronext.	1,254,092	1,500,500
25,000	Och-Ziff Capital Management Group LLC, Cl. A.	250,727	232,000
40,000	Oritani Financial Corp.	400,000	587,200
90,000	PNC Financial Services Group Inc.	4,520,029	5,804,100
380,000	Popular Inc.†	1,130,456	779,000
500	Raiffeisen Bank International AG	28,874	17,672
958	Reinet Investments SCA†.	188,972	17,760
48,000	Royal Bank of Canada	2,548,864	2,786,400
415,000	SLM Corp.	6,514,270	6,540,400
165,000	State Street Corp.	7,541,187	7,507,500
205,000	Sterling Bancorp.	3,037,170	1,965,950
12,000	SunTrust Banks Inc.	251,737	290,040
50,000	T. Rowe Price Group Inc.	1,388,039	3,265,000
140,000	TD Ameritrade Holding Corp.	2,381,167	2,763,600
950,000	The Bank of New York Mellon Corp.	27,350,785	22,923,500
12,000	The Charles Schwab Corp.	216,320	172,440
2,000	The Dun & Bradstreet Corp.	20,476	169,460
17,500	The Goldman Sachs Group Inc.	2,220,293	2,176,475
27,000	The Travelers Companies Inc.	1,032,136	1,598,400
170,000	Waddell & Reed Financial Inc., Cl. A.	3,783,009	5,509,700
500,000	Wells Fargo & Co.	15,174,227	17,070,000
45,000	WR Berkley Corp.	1,615,690	1,625,400

		233,745,985	252,924,457

	Food and Beverage — 12.6%
30,000	Anheuser-Busch InBev NV.	496,266	2,191,814
270,000	Beam Inc.	10,770,209	15,813,900
129,595	Brown-Forman Corp., Cl. A	7,502,332	10,556,809
13,500	Brown-Forman Corp., Cl. B	825,919	1,125,765
220,000	Campbell Soup Co.	6,862,318	7,447,000
40,000	Coca-Cola Amatil Ltd., ADR.	246,845	1,038,000
20,000	Coca-Cola Enterprises Inc.	450,000	572,000
15,000	Coca-Cola Femsa SAB de CV, ADR.	539,060	1,588,650
155,000	Constellation Brands Inc., Cl. A†	1,930,161	3,656,450
136,389	Danone	6,897,164	9,513,523
50,000	Davide Campari - Milano SpA.	370,971	340,429
275,000	Dean Foods Co.†	4,486,626	3,330,250
1,000	Diageo plc	20,487	24,032
91,000	Diageo plc, ADR.	4,923,853	8,781,500
103,000	Dr Pepper Snapple Group Inc.	2,277,323	4,141,630

Shares		Cost	Market Value

10,000	Feihe International Inc.†	$94,460	$31,600
140,000	Fomento Economico Mexicano SAB de CV, ADR .	3,316,409	11,517,800
270,000	General Mills Inc.	7,338,588	10,651,500
3,150,000	Grupo Bimbo SAB de CV, Cl. A.	2,520,774	7,351,920
115,000	H.J. Heinz Co.	4,066,762	6,158,250
140,000	Heineken NV	6,437,001	7,781,512
15,000	Heineken NV, ADR.	358,950	416,400
245,000	ITO EN Ltd.	5,089,181	4,395,614
20,600	Kellogg Co.	977,831	1,104,778
1,035,000	Kraft Foods Inc., Cl. A	30,680,530	39,340,350
24,000	McCormick & Co. Inc., Non-Voting	1,004,537	1,306,320
102,000	Nestlé SA	2,185,232	6,418,079
50,000	Nestlé SA, ADR	2,760,101	3,150,000
130,000	NISSIN FOODS HOLDINGS CO. LTD.	4,309,367	4,861,061
4,200,000	Parmalat SpA	11,859,744	10,491,738
115,053	PepsiCo Inc.	7,381,586	7,633,767
41,507	Pernod-Ricard SA	3,295,899	4,340,080
10,000	Post Holdings Inc.†	263,033	329,300
20,000	Ralcorp Holdings Inc.†	1,490,521	1,481,800
50,841	Remy Cointreau SA	2,897,374	5,166,892
20,000	SABMiller plc	733,959	802,783
200,000	Sapporo Holdings Ltd.	1,204,920	739,398
1,150,021	Sara Lee Corp.	18,451,295	24,759,952
528,000	The Coca-Cola Co.	25,829,796	39,077,280
27,000	The Hershey Co.	1,001,060	1,655,910
74,343	Tootsie Roll Industries Inc.	1,672,249	1,703,206
92,000	Tyson Foods Inc., Cl. A	1,010,004	1,761,800
170,000	Yakult Honsha Co. Ltd.	4,613,282	5,843,301

		201,443,979	280,394,143

	Health Care — 11.0%
120,000	Abbott Laboratories	5,696,718	7,354,800
31,000	Aetna Inc.	1,085,139	1,554,960
155,000	Baxter International Inc.	6,195,428	9,265,900
156,000	Becton, Dickinson and Co.	11,121,420	12,113,400
6,000	Bio-Rad Laboratories Inc., Cl. A†	625,829	622,140
775,000	Boston Scientific Corp.†	6,870,636	4,634,500
605,400	Bristol-Myers Squibb Co.	15,577,340	20,432,250
310,000	Covidien plc.	11,737,716	16,950,800
463,000	Eli Lilly & Co.	18,673,068	18,645,010
14,076	GlaxoSmithKline plc, ADR	635,995	632,153
22,000	Henry Schein Inc.†	566,365	1,664,960
148,000	Hospira Inc.†	5,109,673	5,533,720
350,000	Johnson & Johnson.	22,145,303	23,086,000
16,000	Laboratory Corp. of America Holdings†	1,128,478	1,464,640
124,000	Mead Johnson Nutrition Co.	5,745,112	10,227,520

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
23,000	Medco Health Solutions Inc.†	$588,372	$1,616,900
30,000	Medtronic Inc.	1,005,816	1,175,700
510,000	Merck & Co. Inc.	15,703,221	19,584,000
5,000	Nobel Biocare Holding AG†	139,480	62,535
278,000	Novartis AG, ADR	15,238,856	15,403,980
141,000	Patterson Companies Inc.	4,906,745	4,709,400
1,300,000	Pfizer Inc.	26,168,593	29,458,000
68,000	Roche Holding AG, ADR	2,632,469	2,967,520
40,000	Roche Holding AG, Genusschein	5,894,355	6,961,338
20,000	Smith & Nephew plc	220,594	202,655
54,000	St. Jude Medical Inc.	2,178,480	2,392,740
1,000,000	Tenet Healthcare Corp.†	6,863,097	5,310,000
240,000	UnitedHealth Group Inc.	9,652,496	14,145,600
10,000	Watson Pharmaceuticals Inc.†	579,322	670,600
18,000	William Demant Holding A/S†	880,509	1,677,570
60,000	Wright Medical Group Inc.†	949,266	1,159,200
54,000	Zimmer Holdings Inc.	3,182,725	3,471,120

		209,698,616	245,151,611

	Hotels and Gaming — 1.4%
115,000	International Game Technology	2,147,759	1,930,850
2,004,352	Ladbrokes plc.	10,531,607	5,132,705
291,000	Las Vegas Sands Corp.	4,392,731	16,752,870
100,000	MGM Resorts International†. .	953,235	1,362,000
80,000	Starwood Hotels & Resorts Worldwide Inc.	1,673,543	4,512,800
15,000	Wynn Resorts Ltd.	579,316	1,873,200

		20,278,191	31,564,425

	Machinery — 1.3%
6,000	Caterpillar Inc.	35,181	639,120
319,000	Deere & Co.	15,880,141	25,807,100
115,000	Xylem Inc.	3,208,885	3,191,250

		19,124,207	29,637,470

	Metals and Mining — 1.7%
750,000	Alcoa Inc.	12,057,939	7,515,000
10,000	Carpenter Technology Corp.	327,255	522,300
258,000	Freeport-McMoRan Copper & Gold Inc.	3,498,831	9,814,320
333,000	Newmont Mining Corp.	15,746,869	17,072,910
55,000	Peabody Energy Corp.	1,999,286	1,592,800
2,000	Royal Gold Inc.	88,166	130,440
6,615	Teck Resources Ltd., Cl. B.	533,053	236,162

		34,251,399	36,883,932

Shares		Cost	Market Value

	Paper and Forest Products — 0.2%
105,000	International Paper Co.	$3,334,075	$3,685,500

	Publishing — 0.1%
6,016	News Corp., Cl. B	70,881	120,200
30,000	The McGraw-Hill Companies Inc.	1,225,693	1,454,100
400	The Washington Post Co., Cl. B.	231,390	149,428
2,700	Value Line Inc.	38,523	33,156

		1,566,487	1,756,884

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	224,290	264,100

	Real Estate Investment Trusts — 0.4%
9,000	Rayonier Inc.	264,580	396,810
420,000	Weyerhaeuser Co.	10,328,621	9,206,400

		10,593,201	9,603,210

	Retail — 6.4%
40,266	Copart Inc.†	696,640	1,049,735
225,000	Costco Wholesale Corp.	11,676,234	20,430,000
585,000	CVS Caremark Corp.	20,812,484	26,208,000
106,400	Ingles Markets Inc., Cl. A.	1,952,378	1,876,896
159,000	J.C. Penney Co. Inc.	5,216,431	5,633,370
500,000	Macy’s Inc.	7,988,643	19,865,000
200,000	Safeway Inc.	4,259,793	4,042,000
500	Sears Holdings Corp.†	39,103	33,125
235,000	SUPERVALU Inc.	2,878,770	1,341,850
520,000	The Home Depot Inc.	14,691,794	26,161,200
93,000	Tractor Supply Co.	1,638,650	8,422,080
125,000	Walgreen Co.	3,951,166	4,186,250
234,000	Wal-Mart Stores Inc.	11,089,210	14,320,800
10,000	Weis Markets Inc.	300,480	436,000
100,000	Whole Foods Market Inc.	3,392,986	8,320,000

		90,584,762	142,326,306

	Specialty Chemicals — 1.9%
11,000	Airgas Inc.	688,506	978,670
44,000	Albemarle Corp.	576,219	2,812,480
49,000	Ashland Inc.	1,903,340	2,991,940
155,000	E. I. du Pont de Nemours and Co.	7,226,660	8,199,500
275,000	Ferro Corp.†	2,880,064	1,633,500
4,000	FMC Corp.	186,076	423,440
52,500	H.B. Fuller Co.	1,084,497	1,723,575
230,000	International Flavors & Fragrances Inc.	10,761,205	13,478,000
3,500	NewMarket Corp.	13,508	655,900
75,000	Omnova Solutions Inc.†	485,875	506,250
5,000	Quaker Chemical Corp.	90,412	197,250
3,000	Rockwood Holdings Inc.†	131,817	156,450
40,000	Sensient Technologies Corp.	822,757	1,520,000

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
205,000	The Dow Chemical Co.	$7,366,124	$7,101,200
4,000	Zep Inc.	17,026	57,600

		34,234,086	42,435,755

	Telecommunications — 3.6%
400,000	AT&T Inc.	10,743,119	12,492,000
525,000	BCE Inc.	12,011,920	21,031,500
49,000	Belgacom SA	1,685,172	1,575,301
4,495	Bell Aliant Inc.(c)	117,429	123,027
50,000	BT Group plc.	204,914	181,062
16,000	BT Group plc, ADR	469,025	578,560
570,000	Cincinnati Bell Inc.†	2,113,891	2,291,400
465,000	Deutsche Telekom AG, ADR	7,518,741	5,603,250
19,000	France Telecom SA, ADR	491,889	282,150
44,000	Loral Space & Communications Inc.†	3,000,327	3,502,400
2,000,000	Sprint Nextel Corp.†	9,611,438	5,700,000
27,585	Telefonica SA, ADR.	161,475	452,670
355,000	Telekom Austria AG	5,365,738	4,134,304
392,943	Telephone & Data Systems Inc.	11,855,740	9,096,624
12,000	TELUS Corp.	185,454	696,336
15,000	TELUS Corp., Non-Voting, Cl. A.	687,084	852,600
305,000	Verizon Communications Inc.	10,282,392	11,660,150

		76,505,748	80,253,334

	Transportation — 0.3%
171,000	GATX Corp	6,081,094	6,891,300

	Wireless Communications — 0.7%
140,000	Cable & Wireless Communications plc	106,768	72,306
140,000	Cable & Wireless Worldwide plc	166,997	76,136
36,000	Millicom International Cellular SA, SDR	2,802,200	4,081,139
2,400	NTT DoCoMo Inc.	3,485,733	3,984,052
80,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,272,518	1,008,000
25,000	United States Cellular Corp.†	1,126,227	1,023,250
230,000	Vodafone Group plc, ADR	5,904,062	6,364,100

		14,864,505	16,608,983

	TOTAL COMMON STOCKS.	1,617,388,024	2,123,607,023

	PREFERRED STOCKS — 0.1%
	Building and Construction — 0.0%
22	Orchard Supply Hardware Stores Corp., Zero Coupon, Pfd., Ser.A	127	46

Shares		Cost	Market Value

	Communications Equipment — 0.0%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd	$759,000	$893,750

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750%
	Cv. Pfd., Ser. B	807,518	1,370,160

	TOTAL PREFERRED STOCKS	1,566,645	2,263,956

	RIGHTS — 0.0%
	Health Care — 0.0%
424,000	Sanofi, CVR , expire 12/31/20†	889,779	572,400

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A, expire 06/04/12†(a).	0	0
330	Granite Broadcasting Corp., Ser. B, expire 06/04/12†(a).	0	0

	TOTAL WARRANTS	0	0

Principal Amount

	CORPORATE BONDS — 0.4%
	Computer Hardware — 0.1%
$2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,811,246	2,005,000

	Diversified Industrial — 0.3%
6,500,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(c)	6,467,912	6,630,000

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	74,082	22,250

	TOTAL CORPORATE BONDS	8,353,240	8,657,250

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
86,200,000	U.S. Treasury Bills, 0.010% to 0.120%††, 04/12/12 to 08/23/12	86,184,956	86,183,645

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

	Cost	Market Value

TOTAL INVESTMENTS — 99.8%	$1,714,382,644	$2,221,284,274

Other Assets and Liabilities (Net) — 0.2%		4,764,778

NET ASSETS — 100.0%		$2,226,049,052

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the fair valued securities had no market value.
(b)	Denoted in units.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $6,753,027 or 0.30% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Assets and Liabilities March 31,

2012 (Unaudited)

Assets:
Investments, at value (cost $1,714,382,644)	$2,221,284,274
Receivable for Fund shares sold	5,811,429
Receivable for investments sold	866,826
Dividends and interest receivable	5,365,994
Prepaid expenses	81,549

Total Assets	2,233,410,072

Liabilities:
Payable to custodian	769
Payable for Fund shares redeemed	3,698,057
Payable for investments purchased	562,627
Payable for investment advisory fees	1,919,802
Payable for distribution fees	516,606
Payable for accounting fees	7,500
Payable for shareholder services fees	394,912
Other accrued expenses	260,747

Total Liabilities	7,361,020

Net Assets (applicable to 100,627,153 shares outstanding)	$2,226,049,052

Net Assets Consist of:
Paid-in capital	$1,828,774,690
Accumulated distributions in excess of net investment income	(9,518,133)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(100,118,150)
Net unrealized appreciation on investments	506,901,630
Net unrealized appreciation on foreign currency translations	9,015

Net Assets	$2,226,049,052

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,657,845,888 ÷ 74,688,041 shares outstanding; 150,000,000 shares authorized)	$22.20

Class A:
Net Asset Value and redemption price per share ($154,754,647 ÷ 6,991,840 shares outstanding; 50,000,000 shares authorized)	$22.13

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.48

Class B:
Net Asset Value and offering price per share ($67,021 ÷ 3,233 shares outstanding; 50,000,000 shares authorized)	$20.73	(a)

Class C:
Net Asset Value and offering price per share ($147,173,943 ÷ 7,094,049 shares outstanding; 50,000,000 shares authorized)	$20.75	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($266,207,553 ÷ 11,849,990 shares outstanding; 50,000,000 shares authorized)	$22.46

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $448,616)	$22,769,035
Interest	248,263

Total Investment Income	23,017,298

Expenses:
Investment advisory fees	10,204,039
Distribution fees – Class AAA	2,023,972
Distribution fees – Class A	174,392
Distribution fees – Class B	348
Distribution fees – Class C	614,392
Shareholder services fees	1,058,700
Shareholder communication expenses	238,718
Custodian fees	125,362
Registration expenses.	58,199
Directors’ fees.	47,442
Legal and audit fees	30,628
Accounting fees	22,500
Miscellaneous expenses.	61,320

Total Expenses	14,660,012

Net Investment Income	8,357,286

Net Realized and Unrealized Gain/(Loss) on
Investments, Swap Contracts, and Foreign
Currency:
Net realized loss on investments	(8,573,304)
Net realized gain on swap contracts	38,419
Net realized loss on foreign currency transactions	(23,069)

Net realized loss on investments, swap contracts, and foreign currency transactions	(8,557,954)

Net change in unrealized appreciation/ depreciation:
on investments	376,772,428
on swap contracts	9,278
on foreign currency translations	21,194

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	376,802,900

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	368,244,946

Net Increase in Net Assets Resulting from Operations	$376,602,232

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations:
Net investment income	$8,357,286	$14,097,997
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(8,557,954)	9,388,852
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	376,802,900	(43,001,186)

Net Increase/(Decrease) in Net Assets Resulting from Operations	376,602,232	(19,514,337)

Distributions to Shareholders:
Net investment income
Class AAA	(13,906,432)	(12,220,093)
Class A	(1,215,875)	(906,966)
Class B	(644)	—
Class C	(1,149,184)	(67,204)
Class I	(1,454,728)	(766,453)

	(17,726,863)	(13,960,716)

Return of capital
Class AAA	—	(15,178,601)
Class A	—	(1,092,789)
Class B	—	(2,286)
Class C	—	(1,412,716)
Class I	—	(477,241)

	—	(18,163,633)

Total Distributions to Shareholders.	(17,726,863)	(32,124,349)

Capital Share Transactions:
Class AAA	(94,701,355)	162,555,317
Class A	15,098,745	54,690,034
Class B	(10,474)	(86,297)
Class C	28,210,906	62,614,299
Class I	127,415,320	79,934,807

Net Increase in Net Assets from Capital Share Transactions	76,013,142	359,708,160

Redemption Fees	2,499	30,363

Net Increase in Net Assets	434,891,010	308,099,837
Net Assets:
Beginning of period	1,791,158,042	1,483,058,205

End of period (including undistributed net investment income of $0 and $0, respectively)	$2,226,049,052	$1,791,158,042

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income/ (loss)		Operating Expenses††		Portfolio Turnover Rate†††
Class AAA
2012(c)	$18.52	$0.09	$3.77	$3.86	$(0.18)	—	—	$(0.18)	$0.00	$22.20	20.91%	$1,657,846	0.83	%(d)	1.41	%(d)	2%
2011	18.65	0.16	0.07	0.23	(0.16)	—	$(0.20)	(0.36)	0.00	18.52	1.05	1,464,658	0.79		1.41		14
2010	17.14	0.23	1.64	1.87	(0.23)	—	(0.13)	(0.36)	0.00	18.65	11.03	1,330,970	1.29		1.44		14
2009	18.00	0.21	(0.71)	(0.50)	(0.21)	—	(0.15)	(0.36)	0.00	17.14	(2.34)	1,088,655	1.46		1.50		17
2008	22.98	0.18	(4.43)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	18.00	(18.95)	1,135,543	0.87		1.43		22
2007	20.23	0.22	3.37	3.59	(0.39)	(0.45)	—	(0.84)	0.00	22.98	18.19	1,191,351	1.01		1.43		12
Class A
2012(c)	$18.47	$0.09	$3.75	$3.84	$(0.18)	—	—	$(0.18)	$0.00	$22.13	20.85%	$154,755	0.85	%(d)	1.41	%(d)	2%
2011	18.60	0.17	0.06	0.23	(0.16)	—	$(0.20)	(0.36)	0.00	18.47	1.06	115,210	0.82		1.41		14
2010	17.09	0.24	1.63	1.87	(0.23)	—	(0.13)	(0.36)	0.00	18.60	11.06	67,314	1.35		1.44		14
2009	17.95	0.21	(0.71)	(0.50)	(0.21)	—	(0.15)	(0.36)	0.00	17.09	(2.34)	31,104	1.46		1.50		17
2008	22.91	0.18	(4.41)	(4.23)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.95	(18.92)	22,979	0.88		1.43		22
2007	20.17	0.22	3.36	3.58	(0.39)	(0.45)	—	(0.84)	0.00	22.91	18.20	15,313	1.00		1.43		12
Class B
2012(c)	$17.37	$0.01	$3.53	$3.54	$(0.18)	—	—	$(0.18)	$0.00	$20.73	20.45%	$67	0.07	%(d)	2.16	%(d)	2%
2011	17.65	(0.01)	0.09	0.08	—	—	$(0.36)	(0.36)	0.00	17.37	0.26	65	(0.03)		2.16		14
2010	16.37	0.10	1.54	1.64	(0.23)	—	(0.13)	(0.36)	0.00	17.65	10.13	141	0.56		2.19		14
2009	17.34	0.10	(0.71)	(0.61)	(0.21)	—	(0.15)	(0.36)	0.00	16.37	(3.07)	114	0.73		2.25		17
2008	22.32	0.02	(4.27)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.34	(19.54)	252	0.12		2.18		22
2007	19.82	0.06	3.28	3.34	(0.39)	(0.45)	—	(0.84)	0.00	22.32	17.28	344	0.29		2.18		12
Class C
2012(c)	$17.38	$0.01	$3.54	$3.55	$(0.18)	—	—	$(0.18)	$0.00	$20.75	20.49%	$147,174	0.11	%(d)	2.16	%(d)	2%
2011	17.65	0.02	0.07	0.09	(0.02)	—	$(0.34)	(0.36)	0.00	17.38	0.31	98,296	0.09		2.16		14
2010	16.36	0.10	1.55	1.65	(0.23)	—	(0.13)	(0.36)	0.00	17.65	10.20	43,429	0.61		2.19		14
2009	17.33	0.10	(0.71)	(0.61)	(0.21)	—	(0.15)	(0.36)	0.00	16.36	(3.07)	22,919	0.70		2.25		17
2008	22.31	0.03	(4.28)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	17.33	(19.55)	18,547	0.13		2.18		22
2007	19.81	0.05	3.29	3.34	(0.39)	(0.45)	—	(0.84)	0.00	22.31	17.29	17,279	0.24		2.18		12
Class I
2012(c)	$18.71	$0.13	$3.80	$3.93	$(0.18)	—	—	$(0.18)	$0.00	$22.46	21.07%	$266,207	1.20	%(d)	1.16	%(d)	2%
2011	18.80	0.23	0.04	0.27	(0.22)	—	$(0.14)	(0.36)	0.00	18.71	1.26	112,929	1.10		1.16		14
2010	17.23	0.35	1.58	1.93	(0.23)	—	(0.13)	(0.36)	0.00	18.80	11.32	41,204	1.92		1.19		14
2009	18.04	0.25	(0.70)	(0.45)	(0.21)	—	(0.15)	(0.36)	0.00	17.23	(2.05)	8,819	1.71		1.25		17
2008(e)	21.42	0.19	(3.30)	(3.11)	(0.14)	—	(0.13)	(0.27)	0.00	18.04	(14.65)	962	1.31	(d)	1.18	(d)	22

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). For the six months ended March 31, 2012 there was no Custodian Fee Credits. For the years ended September 30, 2011, 2010, 2009, 2008, and 2007, the effect of Custodian Fee Credits was minimal.

†††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 20%.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2012, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli Equity Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$15,420,320	—	$0	$15,420,320
Energy and Utilities: Electric	16,281,295	—	0	16,281,295
Other Industries (a)	2,091,905,408	—	—	2,091,905,408
Total Common Stocks	2,123,607,023	—	0	2,123,607,023
Preferred Stocks(a)	2,263,956	—	—	2,263,956
Rights(a)	572,400	—	—	572,400
Warrants(a)	—	—	0	0
Corporate Bonds(a)	—	$8,657,250	—	8,657,250
U.S. Government Obligations	—	86,183,645	—	86,183,645
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,126,443,379	$94,840,895	$0	$2,221,284,274

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2012, the Fund held no investments in equity contract for difference swap agreements.

The Fund’s volume of equity contract for difference swap agreements which were held through November 3, 2011 had an average monthly notional amount while outstanding of approximately $209,634.

For the six months ended March 31, 2012, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at March 31, 2012. For the restricted securities the Fund held as of March 31, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2011 was as follows:

Distributions paid from:
Ordinary income	$13,960,716
Return of capital	18,163,633

Total distributions paid	$32,124,349

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.36 per share.

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carry forwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2017.	$1,899,612
Capital Loss Carryforward Available through 2018.	72,264,892
Capital Loss Carryforward Available through 2019.	8,511,055

Total Capital Loss Carryforwards	$82,675,559

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2011, the Fund deferred currency losses of $507,059.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Investments	$1,722,785,676	$579,865,959	$(81,367,361)	$498,498,598

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2012, other than short-term securities and U.S. Government obligations, aggregated $129,372,065 and $38,586,734 respectively.

6.  Transactions with Affiliates.  During the six months ended March 31, 2012, the Fund paid brokerage commissions on security trades of $138,157 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Fund. Additionally the Distributor and its predecessor distributor, Gabelli & Co., retained a total of $86,889 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2012, there were no borrowings under the line of credit.

8.  Capital Stock.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75% . Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage

20

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2012 and the year ended September 30, 2011 amounted to $2,499 and $30,363, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,921,358	$185,646,422	24,293,210	$502,845,816
Shares issued upon reinvestment of distributions	625,650	13,070,663	1,257,617	25,912,938
Shares redeemed	(13,952,266)	(293,418,440)	(17,823,910)	(366,203,437)

Net increase/(decrease)	(4,405,258)	$(94,701,355)	7,726,917	$162,555,317

Class A
Shares sold	2,124,634	$43,690,618	5,305,477	$109,653,700
Shares issued upon reinvestment of distributions	48,587	1,013,524	81,765	1,687,500
Shares redeemed	(1,420,759)	(29,605,397)	(2,767,847)	(56,651,166)

Net increase	752,462	$15,098,745	2,619,395	$54,690,034

Class B
Shares sold	608	$11,530	532	$10,753
Shares issued upon reinvestment of distributions	30	577	110	2,139
Shares redeemed	(1,168)	(22,581)	(4,890)	(99,189)

Net decrease	(530)	$(10,474)	(4,248)	$(86,297)

Class C
Shares sold	1,812,628	$35,467,695	3,689,978	$72,205,617
Shares issued upon reinvestment of distributions	41,253	809,888	51,863	1,007,514
Shares redeemed	(414,874)	(8,066,677)	(546,786)	(10,598,832)

Net increase	1,439,007	$28,210,906	3,195,055	$62,614,299

Class I
Shares sold	7,207,856	$156,783,164	4,974,603	$102,960,466
Shares issued upon reinvestment of distributions	62,240	1,331,838	52,504	1,085,444
Shares redeemed	(1,454,601)	(30,699,682)	(1,184,417)	(24,111,103)

Net increase	5,815,495	$127,415,320	3,842,690	$79,934,807

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

21

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, B, C, or I shares, other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

22

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2012, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one year period, and approximately at or within the first quartile for the three and five year periods.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing Economies of Scale.  The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular

23

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

24

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

• Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

• Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass) Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G. distributors, LLC, One Corporate Center, Rye, NY 10580.

This page was intentionally left blank.

Gabelli Equity Series Funds, Inc.

The Gabelli Equity Income Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law,
Executive Officer,	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Anthony R. Pustorino
Former Senior Vice	Certified Public Accountant,
President and	Professor Emeritus,
Chief Financial Officer,	Pace University
KeySpan Corp.

John D. Gabelli	Anthonie C. van Ekris
Senior Vice President,	Chairman,
Gabelli & Company, Inc.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

Officers
Bruce N. Alpert	Agnes Mullady
President, Secretary,	Treasurer
and Acting Chief
Compliance Officer

Custodian, Transfer Agent, and Dividend

Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q112SR

The

Gabelli

Equity

Income

Fund

Morningstar® rated the The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods, and 4 stars for the three year period ended March 31, 2012 among 1,098, 973, 570, and 1,098 Large Value funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

SEMIANNUAL REPORT

MARCH 31, 2012

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2012

Sarah Donnelly	Elizabeth M. Lilly, CFA	Daniel M. Miller

To Our Shareholders,

For the six months ended March 31, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 29.1% compared with the 25.9% increase in the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (b) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	Since Inception (12/31/02)
Class AAA (GWSVX)	29.08%	(6.03)%	25.33%	2.40%	7.59%
S&P 500 Index	25.89	8.54	23.42	2.01	7.35
Class A (GWSAX)	29.08	(5.98)	25.30	2.40	7.63
With sales charge (c)	21.66	(11.39)	22.85	1.16	6.93
Class C (GWSCX)	28.61	(6.68)	24.41	1.65	6.85
With contingent deferred sales charge (d)	27.61	(7.61)	24.41	1.65	6.85
Class I (GWSIX)	29.29	(5.72)	25.65	2.63	7.72

In the current prospectus dated January 27, 2012, the gross expense ratios for Class AAA, A, C, and I Shares are 2.80%, 2.80%, 3.55%, and 2.55%, respectively, and the net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2013 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. See page 8 for the expense ratios for the six months ended March 31, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. Equity Market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the maximum 1% contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2011 through March 31, 2012

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:    This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$1,290.80	2.01%	$11.57
Class A	$1,000.00	$1,290.80	2.01%	$11.57
Class C	$1,000.00	$1,286.10	2.76%	$15.86
Class I	$1,000.00	$1,292.90	1.76%	$10.14
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.03	2.01%	$10.18
Class A	$1,000.00	$1,015.03	2.01%	$10.18
Class C	$1,000.00	$1,011.26	2.76%	$13.95
Class I	$1,000.00	$1,016.29	1.76%	$8.92

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2012:

The Gabelli Focus Five Fund

Energy and Utilities	15.2%
U.S. Government Obligations	14.7%
Business Services	9.6%
Diversified Industrial	7.6%
Food and Beverage	7.5%
Telecommunications	6.4%
Health Care	6.4%
Metals and Mining	4.7%
Hotels and Gaming	3.9%
Retail	3.6%
Computer Software and Services	3.5%
Automotive: Parts and Accessories	3.5%
Aerospace	3.3%

Cable and Satellite	3.2%
Electronics	1.9%
Financial Services	1.6%
Entertainment	1.5%
Building and Construction	1.5%
Aviation: Parts and Services	1.5%
Machinery	1.2%
Consumer Products	0.5%
Equipment and Supplies	0.0%
Other Assets and Liabilities (Net)	(2.8)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 88.1%
	Aerospace — 3.3%
3,100	API Technologies Corp.†	$10,953	$10,819
53,000	Kratos Defense & Security Solutions Inc.†	337,030	283,020

		347,983	293,839

	Automotive: Parts and Accessories — 3.5%
20,000	Dana Holding Corp.	312,975	310,000

	Aviation: Parts and Services — 1.5%
3,500	Curtiss-Wright Corp.	130,441	129,535

	Building and Construction — 1.5%
6,000	Fortune Brands Home & Security Inc.†	109,203	132,420

	Business Services — 9.6%
4,000	Macquarie Infrastructure Co. LLC	74,716	131,960
30,500	The Brink’s Co.	773,385	728,035

		848,101	859,995

	Cable and Satellite — 3.2%
10,000	EchoStar Corp., Cl. A†	260,375	281,400

	Computer Software and Services — 3.5%
7,000	InterXion Holding NV†	116,833	125,650
14,000	RealD Inc.†	135,777	189,000

		252,610	314,650

	Consumer Products — 0.5%
1,500	Avery Dennison Corp.	43,582	45,195

	Diversified Industrial — 7.6%
19,500	Texas Industries Inc.	638,581	682,695

	Electronics — 1.9%
2,550	Analogic Corp.	139,931	172,227

	Energy and Utilities — 15.2%
19,000	CONSOL Energy Inc.	645,825	647,900
5,000	National Fuel Gas Co.	244,036	240,600
30,000	RPC Inc.	305,433	318,300
5,547	Unitil Corp.	150,855	148,826

		1,346,149	1,355,626

	Entertainment — 1.5%
4,000	The Madison Square Garden Co., Cl. A†	116,479	136,800

	Equipment and Supplies — 0.0%
3,200	Gerber Scientific Inc., Escrow†(a)	0	32

	Financial Services — 1.6%
16,000	Janus Capital Group Inc.	135,158	142,560

	Food and Beverage — 7.5%
2,900	Ralcorp Holdings Inc.†	210,354	214,861

Shares		Cost	Market Value

17,500	Snyders-Lance Inc.	$390,042	$452,375

		600,396	667,236

	Health Care — 6.4%
19,000	Metropolitan Health Networks Inc.†	138,704	178,030
40,000	Rochester Medical Corp.†	367,639	392,400

		506,343	570,430

	Hotels and Gaming — 3.9%
8,520	Gaylord Entertainment Co.†	193,116	262,416
10,141	Red Lion Hotels Corp.†	85,781	83,258

		278,897	345,674

	Machinery — 1.2%
4,000	Xylem Inc.	105,220	111,000

	Metals and Mining — 4.7%
3,500	Barrick Gold Corp.	150,947	152,180
60,000	Golden Queen Mining Co. Ltd.†	160,819	154,594
7,000	Ivanhoe Mines Ltd.†	116,865	110,180

		428,631	416,954

	Retail — 3.6%
5,500	Barnes & Noble Inc.†	73,827	72,875
1,500	Coinstar Inc.†	84,673	95,325
8,550	Regis Corp.	153,305	157,576

		311,805	325,776

	Telecommunications — 6.4%
4,600	Anaren Inc.†	78,730	84,410
40,000	Cincinnati Bell Inc.†	149,696	160,800
18,000	NII Holdings Inc.†	327,972	329,580

		556,398	574,790

	TOTAL COMMON STOCKS	7,469,258	7,868,834

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 14.7%
$1,313,000	U.S. Treasury Bills, 0.040% to 0.135%††, 06/21/12 to 08/23/12	1,312,539	1,312,606

	TOTAL INVESTMENTS — 102.8%	$8,781,797	9,181,440

	Other Assets and Liabilities (Net) — (2.8)%		(253,427)

	NET ASSETS — 100.0%		$8,928,013

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of the fair valued security amounted to $32 or 0.00% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $8,781,797)	$9,181,440
Cash	12,873
Receivable for investments sold	273,668
Receivable for Fund shares sold	177,691
Dividends receivable	1,700
Prepaid expenses	20,904

Total Assets	9,668,276

Liabilities:
Payable for investments purchased	716,247
Payable for distribution fees	1,919
Payable for investment advisory fees	1,611
Other accrued expenses	20,486

Total Liabilities	740,263

Net Assets (applicable to 853,744 shares outstanding)	$8,928,013

Net Assets Consist of:
Paid-in capital	$7,952,203
Accumulated net investment loss	(39,191)
Accumulated net realized gain on investments	615,358
Net unrealized appreciation on investments	399,643

Net Assets	$8,928,013

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,614,103 ÷ 630,661 shares outstanding; 100,000,000 shares authorized)	$10.49

Class A:
Net Asset Value and redemption price per share ($657,857 ÷ 62,184 shares outstanding; 50,000,000 shares authorized)	$10.58

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.23

Class C:
Net Asset Value and offering price per share ($526,318 ÷ 54,373 shares outstanding; 50,000,000 shares authorized)	$ 9.68	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,129,735 ÷ 106,526 shares outstanding; 50,000,000 shares authorized)	$10.61

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2012

(Unaudited)

Investment Income:
Dividends	$27,881
Interest	236

Total Investment Income	28,117

Expenses:
Investment advisory fees	33,159
Distribution fees – Class AAA	7,178
Distribution fees – Class A	377
Distribution fees – Class C	1,478
Registration expenses	17,910
Shareholder communication expenses	13,686
Legal and audit fees	7,252
Shareholder services fees	7,251
Custodian fees	5,606
Interest expense	246
Directors’ fees	155
Miscellaneous expenses	4,189

Total Expenses	98,487

Less:
Expenses reimbursed by Adviser (See Note 3)	(31,179)

Net Expenses	67,308

Net Investment Loss	(39,191)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	669,072

Net change in unrealized appreciation/depreciation: on investments	956,089

Net Realized and Unrealized Gain on Investments	1,625,161

Net Increase in Net Assets Resulting from Operations	$1,585,970

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations:
Net investment loss.	$(39,191)	$(84,626)
Net realized gain on investments	669,072	888,128
Net change in unrealized appreciation/depreciation on investments	956,089	(1,312,015)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,585,970	(508,513)

Distributions to Shareholders:
Net realized gain
Class AAA	(42,840)	—
Class A	(2,071)	—
Class C	(1,905)	—
Class I	(702)	—

Total Distributions to Shareholders	(47,518)	—

Capital Share Transactions:
Class AAA	39,545	(76,516)
Class A	456,028	42,652
Class C	273,113	93,665
Class I	1,001,210	27,202

Net Increase in Net Assets from Capital Share Transactions	1,769,896	87,003

Redemption Fees	14	119

Net Increase/(Decrease) in Net Assets	3,308,362	(421,391)
Net Assets:
Beginning of period	5,619,651	6,041,042

End of period (including undistributed net investment income of $0 and $0, respectively)	$8,928,013	$5,619,651

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)(c)		Expenses Net of Waivers/ Reimburse- ments(d)		Expenses Before Waivers/ Reimburse- ments(e)		Portfolio Turnover Rate
Class AAA
2012(f)	$8.19	$(0.06)	$2.43	$2.37	—	$(0.07)	$(0.07)	$0.00	$10.49	29.08%	$6,614	(1.15	)%(g)	2.01	%(g)	2.95	%(g)	140%
2011	8.92	(0.12)	(0.61)	(0.73)	—	—	—	0.00	8.19	(8.18)	5,207	(1.21)		2.01		2.80		40
2010	7.90	(0.11)	1.13	1.02	—	—	—	—	8.92	12.91	5,739	(1.33)		2.01		3.09		61
2009	9.30	(0.07)	(0.92)	(0.99)	—	(0.41)	(0.41)	0.00	7.90	(8.99)	5,462	(1.04)		2.01		3.34		62
2008	12.61	(0.08)	(1.43)	(1.51)	—	(1.80)	(1.80)	0.00	9.30	(13.20)	7,327	(0.80)		2.01		2.52		58
2007	13.35	0.05	2.44	2.49	$(0.06)	(3.17)	(3.23)	0.00	12.61	20.71	9,040	0.38		2.01		2.33		51
Class A
2012(f)	$8.26	$(0.06)	$2.45	$2.39	—	$(0.07)	$(0.07)	$0.00	$10.58	29.08%	$658	(1.19	)%(g)	2.01	%(g)	2.95	%(g)	140%
2011	8.99	(0.12)	(0.61)	(0.73)	—	—	—	0.00	8.26	(8.12)	139	(1.21)		2.01		2.80		40
2010	7.96	(0.11)	1.14	1.03	—	—	—	—	8.99	12.94	116	(1.27)		2.01		3.09		61
2009	9.37	(0.07)	(0.93)	(1.00)	—	(0.41)	$(0.41)	0.00	7.96	(9.04)	50	(1.06)		2.01		3.34		62
2008	12.69	(0.08)	(1.44)	(1.52)	—	(1.80)	(1.80)	0.00	9.37	(13.19)	51	(0.80)		2.01		2.52		58
2007	13.36	0.13	2.39	2.52	$(0.02)	(3.17)	(3.19)	0.00	12.69	20.94	65	1.00		2.01		2.33		51
Class C
2012(f)	$7.59	$(0.09)	$2.25	$2.16	—	$(0.07)	$(0.07)	$0.00	$9.68	28.61%	$526	(1.94	)%(g)	2.76	%(g)	3.70	%(g)	140%
2011	8.33	(0.18)	(0.56)	(0.74)	—	—	—	0.00	7.59	(8.88)	192	(1.96)		2.76		3.55		40
2010	7.43	(0.16)	1.06	0.90	—	—	—	—	8.33	12.11	119	(2.09)		2.76		3.84		61
2009	8.84	(0.11)	(0.89)	(1.00)	—	(0.41)	(0.41)	0.00	7.43	(9.61)	122	(1.78)		2.76		4.09		62
2008	12.16	(0.15)	(1.37)	(1.52)	—	(1.80)	(1.80)	0.00	8.84	(13.86)	146	(1.58)		2.76		3.27		58
2007	13.00	(0.03)	2.36	2.33	—	(3.17)	(3.17)	0.00	12.16	19.84	295	(0.26)		2.76		3.08		51
Class I
2012(f)	$8.27	$(0.05)	$2.46	$2.41	—	$(0.07)	$(0.07)	$0.00	$10.61	29.29%	$1,130	(0.96	)%(g)	1.76	%(g)	2.70	%(g)	140%
2011	8.98	(0.10)	(0.61)	(0.71)	—	—	—	0.00	8.27	(7.91)	82	(0.96)		1.76		2.55		40
2010	7.93	(0.09)	1.14	1.05	—	—	—	—	8.98	13.24	67	(1.09)		1.76		2.84		61
2009	9.31	(0.05)	(0.92)	(0.97)	—	(0.41)	(0.41)	0.00	7.93	(8.76)	59	(0.79)		1.76		3.09		62
2008(h)	9.41	(0.03)	(0.07)	(0.10)	—	—	—	0.00	9.31	(1.06)	72	(0.44	)(g)	1.76	(g)	2.27	(g)	58

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Due to capital share activity throughout the year, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(d)

The Fund incurred interest expense during the six months ended March 31, 2012 and the years ended September 30, 2011, 2010, 2009, 2008, and 2007. If interest expense had not been incurred, each year the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively.

(e)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(f)	For the six months ended March 31, 2012, unaudited.
(g)	Annualized.
(h)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

See accompanying notes to financial statements.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli Focus Five Fund, a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002. On January 1, 2012, the Fund changed its name from The Gabelli Woodland Small Cap Value Fund to its current name.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	—	—	$32	$32
Other Industries (a)	$7,868,802	—	—	7,868,802
Total Common Stocks	7,868,802	—	32	7,868,834
U.S. Government Obligations	—	$1,312,606	—	1,312,606
TOTAL INVESTMENTS IN SECURITIES—ASSETS	$7,868,802	$1,312,606	$32	$9,181,440

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended September 30, 2011.

Provision For Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$8,829,598	$524,873	$(173,031)	$351,842

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding of brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets through January 31, 2013. For the six months ended March 31, 2012, the Adviser reimbursed the Fund in the amount of $31,179. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund, after giving effect to the reimbursement, would not exceed the foregoing limitations. At March 31, 2012, the cumulative amount which the Fund may repay the Adviser is $150,356.

For the year ended September 30, 2010, expiring September 30, 2012	$64,417

For the year ended September 30, 2011, expiring September 30, 2013	54,760

For the six months ended March 31, 2012, expiring September 30, 2014	31,179

$150,356

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities during the six months ended March 31, 2012, other than short-term securities and U.S. Government obligations, aggregated $9,226,073 and $8,231,018, respectively.

6.  Transactions with Affiliates.  During the six months ended March 31, 2012, the Distributor and its predecessor distributor, Gabelli & Company, Inc. (also an affiliate of the Fund), retained a total of $1,287 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2012, there were no borrowings outstanding under the line of credit.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2012 was $12,344 with a weighted average interest rate of 1.40%. The maximum amount borrowed at any time during the six months ended March 31, 2012 was $620,000.

8.  Capital Stock Transactions.  The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed on February 2, 2010 and are no longer available for sales or exchanges from other funds.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2012 and the year ended September 30, 2011 amounted to $14 and $119, respectively.

Transactions in shares of capital stock were as follows:

	For the Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class AAA

Shares sold	188,126	$1,900,856	101,424	$1,037,463

Shares issued upon reinvestment of distributions	4,401	39,124	—	—

Shares redeemed	(197,665)	(1,900,435)	(109,018)	(1,113,979)

Net increase/(decrease)	(5,138)	$39,545	(7,594)	$(76,516)

Class A

Shares sold	50,431	$506,247	4,218	$46,026

Shares issued upon reinvestment of distributions	200	1,797	—	—

Shares redeemed	(5,241)	(52,016)	(359)	(3,374)

Net increase	45,390	$456,028	3,859	$42,652

Class C

Shares sold	29,223	$274,010	11,719	$101,291

Shares issued upon reinvestment of distributions	126	1,035	—	—

Shares redeemed	(225)	(1,932)	(799)	(7,626)

Net increase	29,124	$273,113	10,920	$93,665

Class I

Shares sold	98,352	$1,020,137	2,861	$30,377

Shares issued upon reinvestment of distributions	77	694	—	—

Shares redeemed	(1,847)	(19,621)	(307)	(3,175)

Net increase	96,582	$1,001,210	2,554	$27,202

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited)

During the six months ended March 31, 2012, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance.  The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap value and core funds. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period, in the third quartile for the three year period and in the second quartile for the five year period. The Independent Board Members also noted that the Fund’s performance was of less relevance than is usually the case due to the recent changes in investment strategy and portfolio management team.

Profitability.  The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser’s advisory fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios after waivers were above and the Fund’s size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the advisory fee structure before waivers was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the advisory fee with the fees for other types of accounts managed by the Adviser.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a declining performance record during the past few years.

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Management Agreement (Unaudited) (Continued)

The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

17

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)	Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)	Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)	Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass) Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)	Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)	Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.

(Multiclass)	Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.

(Multiclass)	Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

Gabelli Equity Series Funds, Inc.

The Gabelli Focus Five Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Attorney-at-Law, Morrissey, Hawkins & Lynch

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Kuni Nakamura President, Advanced Polymer, Inc.

Vincent D. Enright	Anthony R. Pustorino
Former Senior Vice President and Chief Financial Officer, KeySpan Corp.	Certified Public Accountant, Professor Emeritus, Pace University

John D. Gabelli	Anthony C. van Ekris
Senior Vice President,	Chairman,
Gabelli & Company, Inc.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

Officers
Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer

Custodian, Transfer Agent, and, Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q112SR

The

Gabelli

Focus

Five

Fund

SEMIANNUAL REPORT MARCH 31, 2012

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/8/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/8/12

* Print the name and title of each signing officer under his or her signature.